UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2016

Emerging Markets Debt Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Portfolio at a Glance
Average Duration (effective)	4.6 years
Weighted Average Life	6.1 years

Bond Holdings by Country	% of net assets
Brazil	8.7%
China	6.9%
Mexico	6.1%
Peru	5.2%
India	4.6%
Chile	4.3%
Turkey	4.2%
Russia	4.0%
Colombia	3.9%
Hong Kong	3.7%
Other Countries	36.9%
Cash and Equivalents(1)	11.5%
(1) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	82.6%
Sovereign Governments and Agencies	5.9%
Temporary Cash Investments	10.5%
Other Assets and Liabilities	1.0%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,045.90	$4.93	0.97%
Institutional Class	$1,000	$1,047.00	$3.92	0.77%
A Class	$1,000	$1,045.70	$6.21	1.22%
C Class	$1,000	$1,041.90	$10.00	1.97%
R Class	$1,000	$1,044.40	$7.47	1.47%
R6 Class	$1,000	$1,048.30	$3.67	0.72%
Hypothetical
Investor Class	$1,000	$1,020.04	$4.87	0.97%
Institutional Class	$1,000	$1,021.03	$3.87	0.77%
A Class	$1,000	$1,018.80	$6.12	1.22%
C Class	$1,000	$1,015.07	$9.87	1.97%
R Class	$1,000	$1,017.55	$7.37	1.47%
R6 Class	$1,000	$1,021.28	$3.62	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 82.6%
Argentina — 1.6%
YPF SA, 8.75%, 4/4/24	$250,000	$261,875
YPF SA, 8.50%, 3/23/21(1)	200,000	209,500
		471,375
Bangladesh — 0.7%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	200,000	212,600
Brazil — 8.7%
BRF SA, 4.75%, 5/22/24	200,000	194,740
Cia Brasileira de Aluminio, 4.75%, 6/17/24	200,000	175,750
Embraer SA, 5.15%, 6/15/22	200,000	210,500
ESAL GmbH, 6.25%, 2/5/23	200,000	185,440
Globo Comunicacao e Participacoes SA, 4.875%, 4/11/22	300,000	298,875
JBS Investments GmbH, 7.75%, 10/28/20	200,000	206,500
Petrobras Global Finance BV, 2.00%, 5/20/16	550,000	549,904
Petrobras Global Finance BV, 4.875%, 3/17/20	400,000	356,000
Suzano Trading Ltd., 5.875%, 1/23/21	150,000	152,298
Vale Overseas Ltd., 6.875%, 11/21/36	200,000	180,500
		2,510,507
Chile — 4.3%
AES Gener SA, 5.00%, 7/14/25(1)	200,000	203,933
Cencosud SA, 4.875%, 1/20/23	200,000	202,644
Inversiones CMPC SA, 4.75%, 9/15/24	200,000	208,470
SACI Falabella, 3.75%, 4/30/23	200,000	203,224
Telefonica Chile SA, 3.875%, 10/12/22	200,000	205,033
VTR Finance BV, 6.875%, 1/15/24	200,000	200,250
		1,223,554
China — 6.9%
Baidu, Inc., 2.75%, 6/9/19	200,000	203,599
CGNPC International Ltd., 4.00%, 5/19/25	200,000	207,451
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	205,990
CITIC Ltd., 6.80%, 1/17/23	200,000	238,677
CITIC Ltd., MTN, 6.875%, 1/21/18	200,000	215,836
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	291,658
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	203,123
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	200,003
Talent Yield Investments Ltd., 4.50%, 4/25/22	200,000	215,259
		1,981,596
Colombia — 3.0%
Bancolombia SA, 5.95%, 6/3/21	200,000	215,340
Ecopetrol SA, 5.875%, 9/18/23	200,000	200,500
GrupoSura Finance SA, 5.50%, 4/29/26(1)	200,000	203,750
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	201,250
Pacific Exploration and Production Corp., 7.25%, 12/12/21(2)(3)	100,000	15,500
Pacific Exploration and Production Corp., 5.375%, 1/26/19(2)(3)	100,000	15,500
		851,840

6

	Principal Amount	Value
Guatemala — 0.7%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	$200,000	$190,000
Hong Kong — 3.7%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	201,419
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	223,759
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	115,994
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	103,750
LS Finance 2017 Ltd., 5.25%, 1/26/17	200,000	204,323
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	225,327
		1,074,572
India — 4.6%
Axis Bank Ltd. (Dubai), MTN, 5.125%, 9/5/17	200,000	208,030
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	215,595
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	224,537
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	209,540
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	255,830
Vedanta Resources plc, 6.75%, 6/7/16	200,000	199,840
		1,313,372
Indonesia — 1.4%
Pertamina Persero PT, 6.50%, 5/27/41	200,000	204,948
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	197,455
		402,403
Israel — 3.0%
Israel Electric Corp. Ltd., 5.625%, 6/21/18	400,000	426,228
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	400,000	430,939
		857,167
Jamaica — 1.4%
Digicel Group Ltd., 8.25%, 9/30/20	450,000	412,875
Kazakhstan — 1.1%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	300,000	307,255
Kuwait — 1.1%
Kuwait Projects Co., 5.00%, 3/15/23	300,000	309,250
Malaysia — 0.7%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	202,352
Mexico — 6.1%
Alfa SAB de CV, 5.25%, 3/25/24	200,000	212,750
America Movil SAB de CV, 6.375%, 3/1/35	100,000	121,803
BBVA Bancomer SA, 6.75%, 9/30/22	300,000	330,000
Grupo Televisa SAB, 5.00%, 5/13/45	200,000	188,817
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	180,250
Nemak SAB de CV, 5.50%, 2/28/23	200,000	208,750
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)	200,000	199,000
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	200,000	193,000
Southern Copper Corp., 7.50%, 7/27/35	100,000	108,032
		1,742,402
Morocco — 1.4%
OCP SA, 5.625%, 4/25/24	200,000	210,625
OCP SA, 4.50%, 10/22/25	200,000	194,125
		404,750

7

	Principal Amount	Value
Netherlands — 0.7%
GTH Finance BV, 7.25%, 4/26/23(1)	$200,000	$202,500
Nigeria — 1.3%
GTB Finance BV, 6.00%, 11/8/18	200,000	189,632
Helios Towers Finance Netherlands BV, 8.375%, 7/15/19	200,000	182,819
		372,451
Panama — 0.7%
Sable International Finance Ltd., 6.875%, 8/1/22	200,000	206,000
Peru — 4.5%
Banco de Credito del Peru, VRN, 6.125%, 4/24/22	200,000	217,400
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	400,000	446,000
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24	100,000	104,500
BBVA Banco Continental SA, VRN, 5.25%, 9/22/24	100,000	102,500
Corp. Financiera de Desarrollo SA, 4.75%, 2/8/22	200,000	213,000
InRetail Consumer, 5.25%, 10/10/21	100,000	102,450
Intercorp Peru Ltd., 5.875%, 2/12/25	100,000	99,250
		1,285,100
Philippines — 1.5%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	105,323
FPT Finance Ltd., 6.375%, 9/28/20	100,000	110,796
SM Investments Corp., 4.875%, 6/10/24	200,000	210,383
		426,502
Poland — 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	200,000	208,517
Qatar — 3.5%
Nakilat, Inc., 6.27%, 12/31/33	218,995	248,559
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	200,770
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	500,000	564,065
		1,013,394
Republic of Korea — 2.9%
Hyundai Capital America, 2.55%, 2/6/19	200,000	202,128
KEB Hana Bank, 2.00%, 4/2/18	200,000	201,266
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	209,784
Korea Gas Corp., 2.875%, 7/29/18	200,000	204,969
		818,147
Russia — 4.0%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	200,000	204,680
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	100,000	108,266
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	214,799
Lukoil International Finance BV, 4.56%, 4/24/23	200,000	195,628
Sberbank of Russia Via SB Capital SA, 5.72%, 6/16/21	200,000	211,732
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	218,895
		1,154,000
Singapore — 2.5%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	307,861
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	208,394
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	206,120
		722,375

8

	Principal Amount	Value
South Africa — 1.4%
FirstRand Bank Ltd., MTN, 4.25%, 4/30/20	$200,000	$201,892
Myriad International Holdings BV, 5.50%, 7/21/25(1)	200,000	204,936
		406,828
Thailand — 1.5%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	213,642
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	206,840
		420,482
Trinidad and Tobago — 0.7%
Columbus International, Inc., 7.375%, 3/30/21	200,000	213,190
Turkey — 4.2%
Akbank TAS, 5.00%, 10/24/22	400,000	404,216
KOC Holding AS, 5.25%, 3/15/23(1)	200,000	205,484
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	200,000	202,514
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	200,000	200,474
Turkiye Garanti Bankasi AS, 5.25%, 9/13/22	200,000	206,273
		1,218,961
United Arab Emirates — 2.1%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	196,944
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	207,967
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	208,327
		613,238
TOTAL CORPORATE BONDS (Cost $23,467,173)		23,749,555
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.9%
Argentina — 1.5%
Argentine Republic Government International Bond, 7.50%, 4/22/26(1)	200,000	203,500
Provincia de Buenos Aires, 9.95%, 6/9/21	200,000	218,965
		422,465
Colombia — 0.9%
Colombia Government International Bond, 6.125%, 1/18/41	250,000	269,375
Egypt — 0.6%
Egypt Government International Bond, 5.875%, 6/11/25	200,000	180,490
Indonesia — 1.5%
Indonesia Government International Bond, MTN, 4.75%, 1/8/26	200,000	213,146
Indonesia Government International Bond, MTN, 4.125%, 1/15/25	200,000	204,389
		417,535
Paraguay — 0.7%
Paraguay Government International Bond, 5.00%, 4/15/26(1)	200,000	204,500
Peru — 0.7%
Fondo MIVIVIENDA SA, 3.50%, 1/31/23	200,000	200,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,640,340)		1,694,565
TEMPORARY CASH INVESTMENTS — 10.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $1,135,940), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $1,113,552)		1,113,538
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,895,075), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $1,856,012)		1,856,000

9

	Shares/Principal Amount	Value
SSgA U.S. Government Money Market Fund, Class N	1,175	$1,175
U.S. Treasury Bills, 0.42%, 8/11/16(4)(5)	$50,000	49,967
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,020,654)		3,020,680
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $28,128,167)		28,464,800
OTHER ASSETS AND LIABILITIES — 1.0%		279,264
TOTAL NET ASSETS — 100.0%		$28,744,064

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
2	U.S. Treasury Long Bonds	June 2016	$326,625	$(1,004)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
7	U.S. Treasury 10-Year Ultra Notes	June 2016	$983,938	$4,660

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Brazilian Government International Bond	$300,000	Sell	1.00%	12/20/20	$(41,535)	$14,836	$(26,699)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the reference entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,668,519, which represented 9.3% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $12,991.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $25,158,629)	$25,495,262
Repurchase agreements, at value (cost of $2,969,538)	2,969,538
Total investment securities, at value (cost of $28,128,167)	28,464,800
Receivable for capital shares sold	4,886
Interest receivable	323,106
28,792,792

Liabilities
Payable for capital shares redeemed	231
Payable for variation margin on futures contracts	516
Swap agreements, at value (including net premiums paid (received) of $(41,535))	26,699
Accrued management fees	18,772
Distribution and service fees payable	2,510
48,728

Net Assets	$28,744,064

Net Assets Consist of:
Capital paid in	$28,683,946
Distributions in excess of net investment income	(15,822)
Accumulated net realized loss	(279,185)
Net unrealized appreciation	355,125
$28,744,064

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,170,288	216,797	$10.01
Institutional Class	$5,409,423	540,286	$10.01
A Class	$5,986,312	598,231	$10.01*
C Class	$1,063,702	106,483	$9.99
R Class	$1,060,572	106,053	$10.00
R6 Class	$13,053,767	1,303,332	$10.02
*Maximum offering price $10.48 (net asset value divided by 0.955).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

Investment Income (Loss)
Income:
Interest	$621,476

Expenses:
Management fees	108,768
Distribution and service fees:
A Class	7,120
C Class	5,050
R Class	2,517
Trustees' fees and expenses	764
Other expenses	832
125,051

Net investment income (loss)	496,425

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(32,236)
Futures contract transactions	(1,384)
Swap agreement transactions	(6,030)
(39,650)

Change in net unrealized appreciation (depreciation) on:
Investments	760,020
Futures contracts	(4,527)
Swap agreements	56,976
812,469

Net realized and unrealized gain (loss)	772,819

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,269,244

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND PERIODS ENDED OCTOBER 31, 2015 AND JUNE 30, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)	June 30, 2015(2)
Operations
Net investment income (loss)	$496,425	$296,359	$756,921
Net realized gain (loss)	(39,650)	(58,996)	(176,003)
Change in net unrealized appreciation (depreciation)	812,469	(308,175)	(149,169)
Net increase (decrease) in net assets resulting from operations	1,269,244	(70,812)	431,749

Distributions to Shareholders
From net investment income:
Investor Class	(34,798)	(20,679)	(160,059)
Institutional Class	(101,881)	(61,311)	(204,283)
A Class	(99,936)	(58,691)	(181,010)
C Class	(13,926)	(9,359)	(22,588)
R Class	(16,401)	(9,359)	(25,873)
R6 Class	(244,426)	(143,125)	(170,103)
Decrease in net assets from distributions	(511,368)	(302,524)	(763,916)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	961,323	24,404	27,705,964

Net increase (decrease) in net assets	1,719,199	(348,932)	27,373,797

Net Assets
Beginning of period	27,024,865	27,373,797	—
End of period	$28,744,064	$27,024,865	$27,373,797

Undistributed (distributions in excess of) net investment income	$(15,822)	$(879)	$750

(1)	July 1, 2015 through October 31, 2015. The fund’s fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(2)	July 29, 2014 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 29, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 54% of the shares of the fund. Various funds issued by American Century Investment Trust and American Century Strategic Asset Allocations, Inc. own, in aggregate, 42% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 0.96% for the Investor Class, A Class, C Class and R Class, 0.76% for the Institutional Class and 0.71% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $13,929,916 and $11,406,984, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2016		Period ended October 31, 2015(1)		Period ended June 30, 2015(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class
Sold	52,363	$511,406	16,642	$163,273	833,039	$8,320,778
Issued in reinvestment of distributions	3,562	34,798	2,134	20,679	16,132	160,044
Redeemed	(31,854)	(304,893)	(161,436)	(1,594,907)	(513,785)	(5,084,279)
	24,071	241,311	(142,660)	(1,410,955)	335,386	3,396,543
Institutional Class
Sold	—	—	—	—	730,000	7,300,000
Issued in reinvestment of distributions	10,484	101,881	6,341	61,311	20,591	204,283
Redeemed	—	—	(152,130)	(1,497,077)	(75,000)	(750,000)
	10,484	101,881	(145,789)	(1,435,766)	675,591	6,754,283
A Class
Sold	5,782	56,095	2,323	23,000	732,269	7,322,515
Issued in reinvestment of distributions	10,290	99,936	6,076	58,691	18,264	181,010
Redeemed	—	—	(101,112)	(996,857)	(75,661)	(756,585)
	16,072	156,031	(92,713)	(915,166)	674,872	6,746,940
C Class
Sold	848	8,279	82,227	809,939	101,157	1,011,257
Issued in reinvestment of distributions	1,437	13,926	969	9,359	2,286	22,588
Redeemed	(19)	(185)	(82,408)	(807,125)	(14)	(141)
	2,266	22,020	788	12,173	103,429	1,033,704
R Class
Sold	704	6,902	76	736	100,000	1,000,000
Issued in reinvestment of distributions	1,690	16,401	970	9,359	2,613	25,873
	2,394	23,303	1,046	10,095	102,613	1,025,873
R6 Class
Sold	77,518	749,845	415,215	4,109,314	925,434	9,190,982
Issued in reinvestment of distributions	25,141	244,426	14,816	143,125	17,149	170,103
Redeemed	(59,828)	(577,494)	(50,147)	(488,416)	(61,966)	(612,464)
	42,831	416,777	379,884	3,764,023	880,617	8,748,621
Net increase (decrease)	98,118	$961,323	556	$24,404	2,772,508	$27,705,964

(1)	July 1, 2015 through October 31, 2015. The fund’s fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(2)	July 29, 2014 (fund inception) through June 30, 2015.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$23,749,555	—
Sovereign Governments and Agencies	—	1,694,565	—
Temporary Cash Investments	$1,175	3,019,505	—
	$1,175	$28,463,625	—
Other Financial Instruments
Futures Contracts	$4,660	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,004	—	—
Swap Agreements	—	$26,699	—
	$1,004	$26,699	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $883,333.

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Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 7 contracts.

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$26,699
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	516
		—		$27,215

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(6,030)	Change in net unrealized appreciation (depreciation) on swap agreements	$56,976
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,384)	Change in net unrealized appreciation (depreciation) on futures contracts	(4,527)
		$(7,414)		$52,449

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,128,167
Gross tax appreciation of investments	$702,661
Gross tax depreciation of investments	(366,028)
Net tax appreciation (depreciation) of investments	$336,633

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(123,750) and accumulated long-term capital losses of $(107,602), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.75	0.18	0.26	0.44	(0.18)	$10.01	4.59%	0.97%(4)	3.65%(4)	48%	$2,170
2015(5)	$9.88	0.11	(0.13)	(0.02)	(0.11)	$9.75	(0.22)%	0.97%(4)	3.19%(4)	35%	$1,878
2015(6)	$10.00	0.28	(0.11)	0.17	(0.29)	$9.88	1.72%	0.97%(4)	3.18%(4)	46%	$3,312
Institutional Class
2016(3)	$9.75	0.19	0.26	0.45	(0.19)	$10.01	4.70%	0.77%(4)	3.85%(4)	48%	$5,409
2015(5)	$9.87	0.11	(0.12)	(0.01)	(0.11)	$9.75	(0.16)%	0.77%(4)	3.39%(4)	35%	$5,164
2015(6)	$10.00	0.31	(0.13)	0.18	(0.31)	$9.87	1.91%	0.77%(4)	3.38%(4)	46%	$6,671
A Class
2016(3)	$9.74	0.16	0.28	0.44	(0.17)	$10.01	4.57%	1.22%(4)	3.40%(4)	48%	$5,986
2015(5)	$9.87	0.10	(0.13)	(0.03)	(0.10)	$9.74	(0.31)%	1.22%(4)	2.94%(4)	35%	$5,671
2015(6)	$10.00	0.27	(0.13)	0.14	(0.27)	$9.87	1.45%	1.22%(4)	2.93%(4)	46%	$6,660
C Class
2016(3)	$9.72	0.13	0.27	0.40	(0.13)	$9.99	4.19%	1.97%(4)	2.65%(4)	48%	$1,064
2015(5)	$9.85	0.07	(0.13)	(0.06)	(0.07)	$9.72	(0.57)%	1.97%(4)	2.19%(4)	35%	$1,013
2015(6)	$10.00	0.20	(0.13)	0.07	(0.22)	$9.85	0.74%	1.97%(4)	2.18%(4)	46%	$1,019

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$9.73	0.15	0.28	0.43	(0.16)	$10.00	4.44%	1.47%(4)	3.15%(4)	48%	$1,061
2015(5)	$9.86	0.09	(0.13)	(0.04)	(0.09)	$9.73	(0.40)%	1.47%(4)	2.69%(4)	35%	$1,009
2015(6)	$10.00	0.24	(0.12)	0.12	(0.26)	$9.86	1.18%	1.47%(4)	2.68%(4)	46%	$1,012
R6 Class
2016(3)	$9.75	0.19	0.27	0.46	(0.19)	$10.02	4.83%	0.72%(4)	3.90%(4)	48%	$13,054
2015(5)	$9.88	0.11	(0.12)	(0.01)	(0.12)	$9.75	(0.14)%	0.72%(4)	3.44%(4)	35%	$12,290
2015(6)	$10.00	0.32	(0.13)	0.19	(0.31)	$9.88	1.96%	0.72%(4)	3.43%(4)	46%	$8,699

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	July 29, 2014 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
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American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89225 1606

Semiannual Report

April 30, 2016

Global Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2016
Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	8.7 years

Bond Holdings by Country	% of net assets
United States	46.2%
Japan	13.5%
Germany(1)	5.5%
United Kingdom	5.1%
France(1)	4.9%
Spain(1)	3.4%
Italy(1)	3.1%
Netherlands(1)	2.9%
Canada	2.3%
Supranational	1.7%
Other Countries	13.5%
Cash and Equivalents(2)	(2.1)%
(1) These countries are members of the eurozone.
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	41.7%
Corporate Bonds	29.7%
U.S. Government Agency Mortgage-Backed Securities	9.9%
Collateralized Mortgage Obligations	5.8%
U.S. Treasury Securities	5.2%
Commercial Mortgage-Backed Securities	5.1%
Asset-Backed Securities	3.8%
Municipal Securities	0.6%
U.S. Government Agency Securities	0.3%
Temporary Cash Investments	4.0%
Other Assets and Liabilities	(6.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,028.80	$4.24	0.84%
Investor Class (before waiver)	$1,000	$1,028.80(2)	$4.84	0.96%
Institutional Class (after waiver)	$1,000	$1,030.50	$3.23	0.64%
Institutional Class (before waiver)	$1,000	$1,030.50(2)	$3.84	0.76%
A Class (after waiver)	$1,000	$1,028.10	$5.50	1.09%
A Class (before waiver)	$1,000	$1,028.10(2)	$6.10	1.21%
C Class (after waiver)	$1,000	$1,023.90	$9.26	1.84%
C Class (before waiver)	$1,000	$1,023.90(2)	$9.86	1.96%
R Class (after waiver)	$1,000	$1,026.40	$6.75	1.34%
R Class (before waiver)	$1,000	$1,026.40(2)	$7.36	1.46%
R6 Class (after waiver)	$1,000	$1,030.60	$2.98	0.59%
R6 Class (before waiver)	$1,000	$1,030.60(2)	$3.58	0.71%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.69	$4.22	0.84%
Investor Class (before waiver)	$1,000	$1,020.09	$4.82	0.96%
Institutional Class (after waiver)	$1,000	$1,021.68	$3.22	0.64%
Institutional Class (before waiver)	$1,000	$1,021.08	$3.82	0.76%
A Class (after waiver)	$1,000	$1,019.44	$5.47	1.09%
A Class (before waiver)	$1,000	$1,018.85	$6.07	1.21%
C Class (after waiver)	$1,000	$1,015.71	$9.22	1.84%
C Class (before waiver)	$1,000	$1,015.12	$9.82	1.96%
R Class (after waiver)	$1,000	$1,018.20	$6.72	1.34%
R Class (before waiver)	$1,000	$1,017.60	$7.32	1.46%
R6 Class (after waiver)	$1,000	$1,021.93	$2.97	0.59%
R6 Class (before waiver)	$1,000	$1,021.33	$3.57	0.71%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 41.7%
Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 4/22/26(1)		$550,000	$559,625
Australia — 1.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	2,115,120
Australia Government Bond, 2.75%, 4/21/24	AUD	5,180,000	4,034,503
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	4,485,000	3,464,748
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	113,425
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,163,529
			12,891,325
Austria — 0.8%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	2,325,000	3,023,697
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	1,240,000	1,669,857
Austria Government Bond, 1.65%, 10/21/24(1)	EUR	1,550,000	1,973,070
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,020,000	1,791,980
			8,458,604
Belgium — 0.7%
Belgium Government Bond, 2.25%, 6/22/23	EUR	2,430,000	3,198,759
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,015,000	3,725,409
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	620,000	1,106,672
			8,030,840
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	424,560
Canada — 2.2%
Canadian Government Bond, 4.00%, 6/1/17	CAD	7,935,000	6,553,284
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,320,000	3,626,333
Province of British Columbia, 2.85%, 6/18/25	CAD	6,825,000	5,767,639
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,470,000	3,529,101
Province of Quebec Canada, 3.00%, 9/1/23	CAD	5,170,000	4,409,868
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	495,841
			24,382,066
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	319,200
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$500,000	606,250
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	29,000,000	1,587,692
Denmark — 0.1%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	62,070
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	975,003
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	448,271
			1,485,344

		Principal Amount	Value
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	1,395,000	$1,759,416
France — 3.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	16,145,000	21,857,806
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,260,000	5,843,284
France Government Bond OAT, 3.25%, 5/25/45	EUR	4,960,000	7,804,810
			35,505,900
Germany — 3.9%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	3,490,000	4,567,088
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	32,200,000	38,067,489
			42,634,577

Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,063,896
Indonesia Government International Bond, 5.95%, 1/8/46(1)		$1,200,000	1,354,411
			2,418,307
Ireland — 0.2%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,085,000	1,502,438
Ireland Government Bond, 3.40%, 3/18/24	EUR	713,000	984,497
			2,486,935
Italy — 2.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	20,475,000	24,483,051
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	800,000	1,315,236
Italy Government International Bond, 6.875%, 9/27/23		$120,000	150,738
			25,949,025
Japan — 13.5%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,287,050,000	53,078,767
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,539,050,000	33,879,433
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,163,600,000	15,322,073
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	461,000,000	5,599,251
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,351,600,000	38,734,785
			146,614,309
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	2,054,480
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	79,980,000	4,889,822
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	33,562
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	21,000
Mexico Government International Bond, 3.60%, 1/30/25		$1,500,000	1,528,125
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	11,888
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$1,370,000	1,387,125
			7,871,522
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,482,164
Netherlands — 1.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	7,750,000	10,306,127

		Principal Amount	Value
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	930,000	$1,501,859
			11,807,986
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,168,306
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	13,188,000	1,863,865
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,570,000
Paraguay — 0.1%
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	511,250
Peru — 0.2%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,288,200
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	450,625
			1,738,825
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,427,473
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	4,410,000	1,254,859
Poland Government International Bond, 4.00%, 1/22/24		$500,000	535,250
			1,790,109
Portugal — 1.7%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	16,180,000	18,359,289
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	908,119
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,533,604
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,178,511
South Africa Government International Bond, 4.67%, 1/17/24		$250,000	251,554
			2,430,065
Spain — 2.7%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	3,500,000	4,585,598
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	8,180,000	11,583,628
Spain Government Bond, 4.20%, 1/31/37(1)	EUR	7,500,000	10,945,594
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,619,079
			29,733,899
Sweden — 0.3%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,579,555
Switzerland — 1.0%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	8,535,000	10,117,603
Switzerland Government Bond, 2.50%, 3/8/36	CHF	350,000	536,380
			10,653,983
Thailand — 0.2%
Thailand Government Bond, 3.85%, 12/12/25	THB	63,300,000	2,149,687
Turkey — 0.3%
Turkey Government Bond, 8.00%, 3/12/25	TRY	5,500,000	1,843,426

		Principal Amount	Value
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	$172,163
Turkey Government International Bond, 4.25%, 4/14/26		$500,000	497,195
Turkey Government International Bond, 4.875%, 4/16/43		$1,200,000	1,128,885
			3,641,669
United Kingdom — 2.8%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	3,040,000	5,735,104
United Kingdom Gilt, 4.25%, 3/7/36	GBP	2,615,000	5,021,933
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,419,000	17,474,166
United Kingdom Gilt, 4.25%, 12/7/55	GBP	730,000	1,634,807
			29,866,010
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $419,423,382)			453,255,835
CORPORATE BONDS — 29.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		$330,000	334,456
Harris Corp., 2.70%, 4/27/20		240,000	240,897
Lockheed Martin Corp., 3.55%, 1/15/26		170,000	182,468
Lockheed Martin Corp., 3.80%, 3/1/45		50,000	50,633
United Technologies Corp., 5.70%, 4/15/40		380,000	482,737
			1,291,191
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	1,032,500
Tenneco, Inc., 6.875%, 12/15/20		990,000	1,027,162
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,043,750
			3,103,412
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	223,305
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,571,579
General Motors Co., 5.00%, 4/1/35		310,000	309,650
General Motors Co., 6.60%, 4/1/36		160,000	187,687
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,238,542
General Motors Financial Co., Inc., 5.25%, 3/1/26		300,000	329,553
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,625
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	983,675
			4,864,616
Banks — 8.3%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,876,021
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	2,250,000	2,643,547
Banco de Credito del Peru, VRN, 6.875%, 9/16/21		$1,800,000	2,007,000
Bank of America Corp., 6.50%, 8/1/16		10,000	10,135
Bank of America Corp., 5.75%, 12/1/17		20,000	21,251
Bank of America Corp., 5.625%, 7/1/20		3,000,000	3,374,055
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,852,167
Bank of America Corp., MTN, 4.20%, 8/26/24		$50,000	50,958
Bank of America Corp., MTN, 4.00%, 1/22/25		1,140,000	1,142,654
Bank of America N.A., 5.30%, 3/15/17		50,000	51,704

		Principal Amount	Value
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	2,050,000	$2,383,250
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		$250,000	251,016
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	65,307
Barclays plc, 4.375%, 1/12/26		$200,000	202,215
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,167,340
BBVA Bancomer SA, 6.75%, 9/30/22		$1,500,000	1,650,000
BPCE SA, 4.625%, 7/18/23	EUR	100,000	132,980
BPCE SA, 5.15%, 7/21/24(1)		$300,000	308,859
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	2,004,534
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	353,728
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,700
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,897,475
Citigroup, Inc., 1.75%, 5/1/18		30,000	30,059
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,477,282
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,943,384
Citigroup, Inc., 4.40%, 6/10/25		230,000	238,025
Citigroup, Inc., 4.45%, 9/29/27		200,000	204,516
Commerzbank AG, 8.125%, 9/19/23(1)		490,000	577,024
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	1,450,000	1,887,242
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$680,000	732,505
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	70,000	90,266
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,759,859
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,465,485
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,100,000	4,081,784
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	2,100,684
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,727,268
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	6,200,000	8,146,621
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,572
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	434,021
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,500,000	1,852,312
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,398,136
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$980,000	923,410
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	63,415
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,656,213
JPMorgan Chase & Co., 4.625%, 5/10/21		$3,230,000	3,574,974
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	20,802
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	10,346
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	271,096
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	162,786
KFW, 3.875%, 1/21/19	EUR	2,170,000	2,772,615
KFW, MTN, 4.625%, 1/4/23	EUR	2,170,000	3,255,817
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,761,427
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$990,000	1,061,025
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,688,464
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,800,000	2,008,133
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	2,000,000	2,269,601

		Principal Amount	Value
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	$1,435,611
Wells Fargo & Co., 4.125%, 8/15/23		20,000	21,412
Wells Fargo & Co., 3.00%, 4/22/26		320,000	318,678
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,370,000	1,384,708
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,654,840
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	259,981
			90,189,295
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		590,000	620,804
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		710,000	750,224
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		780,000	883,559
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	23,297
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,035,125
			3,313,009
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,401,268
AbbVie, Inc., 3.60%, 5/14/25		290,000	304,778
Amgen, Inc., 4.10%, 6/15/21		510,000	559,188
Amgen, Inc., 5.375%, 5/15/43		410,000	481,530
Biogen, Inc., 3.625%, 9/15/22		680,000	721,451
Celgene Corp., 3.875%, 8/15/25		760,000	804,440
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,143,110
Gilead Sciences, Inc., 3.65%, 3/1/26		250,000	268,178
			5,683,943
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,048,760
Masco Corp., 4.375%, 4/1/26		200,000	207,000
			1,255,760
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,177,832
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	21,336
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	84,927
			2,284,095
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		$540,000	545,130
Eastman Chemical Co., 2.70%, 1/15/20		1,020,000	1,043,013
Ecolab, Inc., 4.35%, 12/8/21		235,000	262,097
LYB International Finance BV, 4.875%, 3/15/44		300,000	313,028
			2,163,268
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		10,000	9,950
Republic Services, Inc., 3.55%, 6/1/22		680,000	714,943
Waste Management, Inc., 4.10%, 3/1/45		310,000	320,961
			1,045,854
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	10,596
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	477,411

		Principal Amount	Value
CommScope, Inc., 4.375%, 6/15/20(1)		$800,000	$826,000
			1,314,007
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,301
Consumer Finance — 0.3%
American Express Credit Corp., 2.60%, 9/14/20		335,000	343,222
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,156
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,484,637
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,500
Discover Financial Services, 3.75%, 3/4/25		200,000	198,504
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	657,200
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		100,000	102,500
Synchrony Financial, 2.60%, 1/15/19		380,000	382,968
Synchrony Financial, 3.00%, 8/15/19		250,000	253,830
			3,484,517
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		590,000	586,165
Berry Plastics Corp., 5.125%, 7/15/23		500,000	506,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		980,000	1,004,500
WestRock RKT Co., 4.00%, 3/1/23		20,000	20,522
			2,117,437
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	199,792
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	10,129
			209,921
Diversified Financial Services — 2.5%
Ally Financial, Inc., 2.75%, 1/30/17		1,480,000	1,480,839
BNP Paribas SA, 4.375%, 9/28/25(1)		200,000	203,334
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,382,167
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	3,113,624
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(1)		$500,000	505,754
Denali International LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		250,000	263,750
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,400,000	1,511,639
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20(1)		$1,841,000	1,885,724
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	884,376
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		$200,000	202,622
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		2,140,000	2,193,021
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		430,000	478,305
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	1,012,903
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	511,245
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	257,585
HSBC Holdings plc, 5.10%, 4/5/21		1,030,000	1,143,351
HSBC Holdings plc, 4.30%, 3/8/26		300,000	315,728

		Principal Amount	Value
Morgan Stanley, 2.50%, 4/21/21		$3,210,000	$3,221,672
Morgan Stanley, 5.00%, 11/24/25		960,000	1,046,345
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	32,742
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,138
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,657
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	1,600,000	2,168,255
S&P Global, Inc., 3.30%, 8/14/20		$250,000	259,637
UBS AG, MTN, VRN, 4.75%, 2/12/21	EUR	1,200,000	1,453,331
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$200,000	205,484
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,222,953
			26,988,181
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 4.45%, 4/1/24		$510,000	556,290
AT&T, Inc., 3.40%, 5/15/25		1,900,000	1,934,038
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,165,593
AT&T, Inc., 6.55%, 2/15/39		$271,000	329,918
British Telecommunications plc, 5.95%, 1/15/18		500,000	538,795
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,033,900
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		530,000	595,172
Frontier Communications Corp., 8.25%, 4/15/17		830,000	875,343
Frontier Communications Corp., 7.125%, 3/15/19		25,000	26,500
Frontier Communications Corp., 8.50%, 4/15/20		500,000	530,625
Frontier Communications Corp., 11.00%, 9/15/25(1)		200,000	202,750
Orange SA, 4.125%, 9/14/21		680,000	747,735
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,876,309
Telecom Italia Capital SA, 6.00%, 9/30/34		$10,000	9,925
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,204,099
Telecom Italia SpA/Milano, 5.30%, 5/30/24(1)		$1,000,000	1,049,000
Telefonica Chile SA, 3.875%, 10/12/22		1,000,000	1,025,164
Telefonica Emisiones SAU, 5.46%, 2/16/21		690,000	786,797
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	900,000	1,087,551
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,870,791
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	52,684
Verizon Communications, Inc., 3.50%, 11/1/21		1,510,000	1,609,701
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	54,738
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,622,866
			22,786,284
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		980,000	970,200
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)		440,000	431,200
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26		100,000	103,156
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	20,237
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,004,500
			1,127,893

	Principal Amount	Value
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	$250,000	$182,500
Halliburton Co., 3.80%, 11/15/25	380,000	389,706
Schlumberger Investment SA, 3.65%, 12/1/23	210,000	222,374
		794,580
Financial Services — 0.1%
GrupoSura Finance SA, 5.50%, 4/29/26(1)	1,200,000	1,222,500
Food and Staples Retailing — 0.7%
Cencosud SA, 4.875%, 1/20/23	1,800,000	1,823,798
CVS Health Corp., 3.50%, 7/20/22	250,000	266,481
CVS Health Corp., 2.75%, 12/1/22	690,000	707,515
CVS Health Corp., 5.125%, 7/20/45	100,000	117,713
Delhaize Group, 5.70%, 10/1/40	70,000	77,220
Dollar General Corp., 3.25%, 4/15/23	160,000	161,423
Dollar General Corp., 4.15%, 11/1/25	80,000	84,990
KOC Holding AS, 5.25%, 3/15/23(1)	2,000,000	2,054,840
Kroger Co. (The), 3.30%, 1/15/21	480,000	507,766
Sysco Corp., 3.30%, 7/15/26	200,000	204,960
Target Corp., 2.50%, 4/15/26	710,000	708,034
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,020,000	1,330,442
		8,045,182
Food Products — 0.1%
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	618,000	684,135
Kraft Heinz Foods Co., 5.00%, 6/4/42	310,000	347,518
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	200,000	231,045
Tyson Foods, Inc., 4.50%, 6/15/22	20,000	22,159
		1,284,857
Gas Utilities — 0.8%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	280,000	289,115
Enbridge Energy Partners LP, 5.20%, 3/15/20	350,000	361,298
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	20,250
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	19,781
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	916,588
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,032
Enterprise Products Operating LLC, 3.70%, 2/15/26	400,000	408,097
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	911,294
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	20,049
Kinder Morgan, Inc., 4.30%, 6/1/25	490,000	486,329
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	280,338
MPLX LP, 4.875%, 12/1/24(1)	650,000	634,321
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	654,064
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	560,000	548,100
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	958,583
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	908,343
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	520,000	533,000

	Principal Amount	Value
Williams Cos., Inc. (The), 3.70%, 1/15/23	$120,000	$101,375
Williams Partners LP, 4.125%, 11/15/20	680,000	640,763
Williams Partners LP, 5.40%, 3/4/44	20,000	16,725
		8,741,445
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	890,000	948,649
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	958,563
Medtronic, Inc., 2.50%, 3/15/20	610,000	630,619
Medtronic, Inc., 3.50%, 3/15/25	120,000	128,788
Medtronic, Inc., 4.375%, 3/15/35	610,000	676,923
St. Jude Medical, Inc., 2.00%, 9/15/18	160,000	161,811
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	275,619
		3,780,972
Health Care Providers and Services — 0.8%
Ascension Health, 3.95%, 11/15/46(2)	100,000	102,798
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,023,000	1,038,345
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	52,563
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,300,000	1,325,473
Express Scripts Holding Co., 4.50%, 2/25/26	700,000	752,328
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	1,019,200
HCA, Inc., 3.75%, 3/15/19	530,000	544,575
HCA, Inc., 4.25%, 10/15/19	980,000	1,020,425
HCA, Inc., 5.375%, 2/1/25	940,000	962,325
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	43,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	610,000	637,399
UnitedHealth Group, Inc., 3.75%, 7/15/25	300,000	325,512
Universal Health Services, Inc., 4.75%, 8/1/22(1)	980,000	1,002,050
		8,825,993
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	500,000	513,750
McDonald's Corp., MTN, 3.375%, 5/26/25	130,000	136,589
McDonald's Corp., MTN, 4.60%, 5/26/45	90,000	97,654
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	610,000	656,513
		1,404,506
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,025,000	1,051,906
D.R. Horton, Inc., 5.75%, 8/15/23	20,000	22,000
Lennar Corp., 4.75%, 12/15/17	43,000	44,290
Lennar Corp., 4.75%, 4/1/21	810,000	847,665
Lennar Corp., 4.75%, 5/30/25	140,000	141,050
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	9,750
Newell Brands, Inc., 5.00%, 11/15/23(1)	480,000	508,896
Toll Brothers Finance Corp., 4.00%, 12/31/18	45,000	46,688
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	890,000	896,675

		Principal Amount	Value
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		$20,000	$20,200
			3,589,120
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		780,000	831,207
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		1,020,000	1,054,004
General Electric Co., MTN, 2.20%, 1/9/20		716,000	735,433
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		20,000	20,753
			1,810,190
Insurance — 1.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		950,000	966,625
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,000,000	2,532,035
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,431,679
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,531,267
AXA SA, 7.125%, 12/15/20	GBP	1,800,000	3,147,078
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	718,698
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	512,850
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	623,146
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	348,011
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,674,116
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,685,940
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	73,357
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	435,000
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,885
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		400,000	386,218
Markel Corp., 4.90%, 7/1/22		290,000	317,927
MetLife, Inc., 3.60%, 11/13/25		200,000	208,185
MetLife, Inc., 4.875%, 11/13/43		680,000	740,285
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,521,601
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		10,000	10,344
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	197,999
Voya Financial, Inc., 5.70%, 7/15/43		435,000	500,113
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,764
XLIT Ltd., 4.45%, 3/31/25		50,000	50,312
			19,634,435
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24		210,000	231,683
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		630,000	669,375
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,446
Fidelity National Information Services, Inc., 4.50%, 10/15/22		340,000	367,007
Fidelity National Information Services, Inc., 3.50%, 4/15/23		250,000	253,620
First Data Corp., 5.00%, 1/15/24(1)		950,000	963,062
			1,594,135

	Principal Amount	Value
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	$213,000	$219,690
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	320,000	365,733
		585,423
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,010,000	1,052,191
Oshkosh Corp., 5.375%, 3/1/22	20,000	20,500
Terex Corp., 6.50%, 4/1/20	13,000	13,071
		1,085,762
Media — 1.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	420,000	450,379
21st Century Fox America, Inc., 4.75%, 9/15/44	410,000	439,455
CBS Corp., 3.50%, 1/15/25	320,000	330,621
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,170,000	1,210,950
CCO Safari II LLC, 4.91%, 7/23/25(1)	1,190,000	1,284,072
Comcast Corp., 3.15%, 3/1/26	370,000	386,881
Comcast Corp., 4.40%, 8/15/35	100,000	110,830
Comcast Corp., 6.40%, 5/15/38	530,000	713,501
Discovery Communications LLC, 5.625%, 8/15/19	690,000	761,156
DISH DBS Corp., 4.625%, 7/15/17	980,000	1,005,725
DISH DBS Corp., 6.75%, 6/1/21	50,000	51,636
Embarq Corp., 8.00%, 6/1/36	10,000	10,025
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,025,000
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	10,000	10,462
Lamar Media Corp., 5.375%, 1/15/24	1,000,000	1,060,000
Myriad International Holdings BV, 5.50%, 7/21/25(1)	700,000	717,276
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	650,104
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	810,000	829,238
Omnicom Group, Inc., 3.60%, 4/15/26	400,000	417,675
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	980,000	1,004,500
TEGNA, Inc., 5.125%, 7/15/20	910,000	948,675
Time Warner Cable, Inc., 6.75%, 7/1/18	310,000	343,505
Time Warner Cable, Inc., 4.50%, 9/15/42	300,000	281,945
Time Warner, Inc., 4.70%, 1/15/21	420,000	466,698
Time Warner, Inc., 3.60%, 7/15/25	700,000	732,208
Time Warner, Inc., 5.35%, 12/15/43	250,000	280,936
Viacom, Inc., 4.25%, 9/1/23	500,000	515,437
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	810,000	849,488
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	500,000	505,000
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	680,000	740,236
		19,133,614
Metals and Mining — 0.3%
Alcoa, Inc., 5.125%, 10/1/24	560,000	548,100
ArcelorMittal, 6.25%, 8/5/20	600,000	618,000
Barrick Gold Corp., 4.10%, 5/1/23	107,000	111,178
Freeport-McMoRan, Inc., 3.875%, 3/15/23	330,000	277,200

		Principal Amount	Value
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		$10,000	$9,762
Steel Dynamics, Inc., 6.125%, 8/15/19		1,080,000	1,124,550
Vale Overseas Ltd., 5.625%, 9/15/19		203,000	204,522
			2,893,312
Multi-Utilities — 1.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	722,682
Calpine Corp., 5.875%, 1/15/24(1)		490,000	523,075
Calpine Corp., 5.75%, 1/15/25		490,000	496,738
Dominion Resources, Inc., 3.625%, 12/1/24		680,000	701,718
Dominion Resources, Inc., 3.90%, 10/1/25		480,000	505,641
Duke Energy Corp., 3.55%, 9/15/21		680,000	715,417
Duke Energy Progress, LLC, 3.25%, 8/15/25		400,000	425,079
Duke Energy Progress, LLC, 4.15%, 12/1/44		170,000	184,562
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,600,000	2,011,313
Exelon Corp., 4.45%, 4/15/46		$300,000	310,812
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	717,332
FirstEnergy Corp., 4.25%, 3/15/23		1,180,000	1,235,808
Florida Power & Light Co., 4.125%, 2/1/42		525,000	575,952
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,613
IPALCO Enterprises, Inc., 3.45%, 7/15/20		600,000	615,000
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	223,334
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	18,850
Nisource Finance Corp., 5.65%, 2/1/45		310,000	373,185
NRG Energy, Inc., 7.625%, 1/15/18		40,000	43,000
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,777
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,200,000	3,257,365
Sempra Energy, 2.875%, 10/1/22		$680,000	687,891
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,379,739
Xcel Energy, Inc., 4.80%, 9/15/41		$680,000	755,670
			17,522,553
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	333,556
Target Corp., 4.00%, 7/1/42		80,000	85,035
			418,591
Oil, Gas and Consumable Fuels — 1.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		500,000	518,895
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19		10,000	10,275
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	283,005
Anadarko Petroleum Corp., 5.55%, 3/15/26		230,000	246,436
BP Capital Markets plc, 4.50%, 10/1/20		690,000	761,149
Chesapeake Energy Corp., 8.00%, 12/15/22(1)		210,000	143,850
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,019,970
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		20,000	20,819
Concho Resources, Inc., 7.00%, 1/15/21		890,000	927,269
Concho Resources, Inc., 6.50%, 1/15/22		90,000	94,050
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	11,981

	Principal Amount	Value
Continental Resources, Inc., 5.00%, 9/15/22	$390,000	$363,675
Continental Resources, Inc., 3.80%, 6/1/24	180,000	154,350
Exxon Mobil Corp., 2.71%, 3/6/25	1,030,000	1,051,410
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	206,768
Hess Corp., 6.00%, 1/15/40	320,000	318,498
Newfield Exploration Co., 5.75%, 1/30/22	1,230,000	1,256,137
Newfield Exploration Co., 5.625%, 7/1/24	50,000	51,047
Noble Energy, Inc., 4.15%, 12/15/21	217,000	221,686
Noble Energy, Inc., 3.90%, 11/15/24	80,000	79,642
Occidental Petroleum Corp., 4.625%, 6/15/45	460,000	508,716
Petrobras Global Finance BV, 6.25%, 3/17/24	240,000	210,000
Petroleos Mexicanos, 6.625%, 6/15/35	720,000	734,400
Phillips 66, 4.65%, 11/15/34	282,000	298,102
Shell International Finance BV, 2.375%, 8/21/22	690,000	693,704
Shell International Finance BV, 3.25%, 5/11/25	230,000	238,038
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	600,000	600,010
Statoil ASA, 2.45%, 1/17/23	10,000	9,935
Statoil ASA, 3.95%, 5/15/43	500,000	497,160
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	10,000	9,900
Tesoro Corp., 5.375%, 10/1/22	490,000	493,062
Total Capital Canada Ltd., 2.75%, 7/15/23	680,000	687,736
Whiting Petroleum Corp., 5.00%, 3/15/19	160,000	141,200
		12,862,875
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	20,000	20,359
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	710,000	800,827
International Paper Co., 6.00%, 11/15/41	210,000	245,305
		1,066,491
Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.85%, 6/15/24	1,510,000	1,552,979
Baxalta, Inc., 4.00%, 6/23/25(1)	650,000	669,603
Forest Laboratories LLC, 4.875%, 2/15/21(1)	20,000	21,887
Merck & Co., Inc., 2.40%, 9/15/22	350,000	357,589
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	550,000	563,388
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	300,000	304,721
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,689
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	430,000	357,975
Zoetis, Inc., 4.50%, 11/13/25	240,000	256,313
		4,095,144
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 5.05%, 9/1/20	10,000	10,954
Boston Properties LP, 3.65%, 2/1/26	200,000	209,971
Crown Castle International Corp., 5.25%, 1/15/23	590,000	658,588
DDR Corp., 3.625%, 2/1/25	50,000	49,165
Essex Portfolio LP, 3.25%, 5/1/23	550,000	556,320

		Principal Amount	Value
Hospitality Properties Trust, 4.65%, 3/15/24		$520,000	$514,537
Host Hotels & Resorts LP, 3.75%, 10/15/23		410,000	406,281
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)		2,000,000	1,990,000
Realty Income Corp., 4.125%, 10/15/26		680,000	706,062
Senior Housing Properties Trust, 4.75%, 5/1/24		10,000	9,706
Simon Property Group LP, 3.30%, 1/15/26		300,000	315,603
Ventas Realty LP, 4.125%, 1/15/26		250,000	262,006
Welltower, Inc., 3.75%, 3/15/23		10,000	10,122
			5,699,315
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,079,586	1,449,690
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	21,604
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	528,502
CSX Corp., 3.40%, 8/1/24		690,000	728,332
Union Pacific Corp., 4.00%, 2/1/21		310,000	340,816
Union Pacific Corp., 4.75%, 9/15/41		300,000	343,163
			1,962,417
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24		200,000	208,792
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	45,266
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,030,000
			1,284,058
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)		980,000	1,033,900
Microsoft Corp., 2.70%, 2/12/25		1,360,000	1,398,668
Microsoft Corp., 3.125%, 11/3/25		330,000	348,278
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,094,062
Oracle Corp., 2.95%, 5/15/25		600,000	618,122
			4,493,030
Specialty Retail — 0.2%
Home Depot, Inc. (The), 3.35%, 9/15/25		340,000	368,418
Home Depot, Inc. (The), 5.95%, 4/1/41		680,000	909,776
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	53,000
United Rentals North America, Inc., 5.75%, 11/15/24		980,000	998,375
			2,329,569
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21		1,020,000	1,072,529
Apple, Inc., 2.50%, 2/9/25		520,000	518,486
Apple, Inc., 3.25%, 2/23/26		160,000	167,495
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)		780,000	808,815
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)		430,000	446,048
Seagate HDD Cayman, 4.75%, 6/1/23		530,000	412,077
Western Digital Corp., 7.375%, 4/1/23(1)		500,000	505,000
			3,930,450

	Principal Amount	Value
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 6.375%, 12/15/20	$41,000	$42,486
L Brands, Inc., 6.625%, 4/1/21	40,000	45,616
		88,102
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	247,559
Sprint Communications, Inc., 6.00%, 12/1/16	1,020,000	1,027,650
Sprint Communications, Inc., 9.00%, 11/15/18(1)	990,000	1,049,400
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	632,037
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	2,000,000	2,005,840
		4,962,486
TOTAL CORPORATE BONDS (Cost $318,359,112)		322,957,446
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 9.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 1.78%, 5/15/16	57,250	58,294
FHLMC, VRN, 1.93%, 5/15/16	27,576	28,160
FHLMC, VRN, 1.97%, 5/15/16	38,420	38,985
FHLMC, VRN, 2.31%, 5/15/16	78,743	80,496
FHLMC, VRN, 2.40%, 5/15/16	18,849	19,942
FHLMC, VRN, 2.62%, 5/15/16	3,111,964	3,277,424
FHLMC, VRN, 2.64%, 5/15/16	17,402	18,355
FHLMC, VRN, 2.79%, 5/15/16	14,637	15,413
FHLMC, VRN, 3.24%, 5/15/16	27,267	28,688
FHLMC, VRN, 3.66%, 5/15/16	6,215	6,514
FHLMC, VRN, 4.22%, 5/15/16	57,861	61,208
FHLMC, VRN, 4.66%, 5/15/16	2,925	3,063
FHLMC, VRN, 5.15%, 5/15/16	3,130	3,283
FHLMC, VRN, 5.77%, 5/15/16	10,074	10,617
FHLMC, VRN, 5.94%, 5/15/16	5,076	5,339
FNMA, VRN, 2.08%, 5/25/16	2,590,252	2,700,796
FNMA, VRN, 2.09%, 5/25/16	1,849,240	1,928,161
FNMA, VRN, 2.10%, 5/25/16	2,203,526	2,305,578
FNMA, VRN, 2.34%, 5/25/16	3,790,449	3,934,303
FNMA, VRN, 2.51%, 5/25/16	46,500	48,953
FNMA, VRN, 3.61%, 5/25/16	6,908	7,294
FNMA, VRN, 3.95%, 5/25/16	9,244	9,750
FNMA, VRN, 4.80%, 5/25/16	5,438	5,732
		14,596,348
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 6.00%, 2/1/38	3,749	4,278
FHLMC, 4.00%, 12/1/40	8,624	9,316
FNMA, 3.00%, 5/12/16(4)	3,715,000	3,807,903
FNMA, 3.50%, 5/12/16(4)	6,721,000	7,043,637
FNMA, 4.00%, 5/12/16(4)	14,355,000	15,336,297
FNMA, 4.50%, 5/12/16(4)	4,377,500	4,766,687
FNMA, 5.00%, 5/12/16(4)	2,257,500	2,499,350
FNMA, 5.50%, 5/12/16(4)	3,712,000	4,156,073

	Principal Amount	Value
FNMA, 5.00%, 7/1/31	$47,141	$52,366
FNMA, 5.50%, 5/1/33	11,493	12,995
FNMA, 5.00%, 9/1/33	1,759,600	1,958,683
FNMA, 5.00%, 11/1/33	11,313	12,591
FNMA, 5.00%, 9/1/35	31,790	35,211
FNMA, 6.00%, 4/1/37	11,991	13,804
FNMA, 6.00%, 7/1/37	14,583	16,779
FNMA, 6.00%, 8/1/37	8,965	10,287
FNMA, 5.50%, 1/1/39	23,707	26,605
FNMA, 5.50%, 3/1/39	2,949	3,314
FNMA, 4.50%, 5/1/39	2,793,875	3,057,531
FNMA, 5.00%, 8/1/39	6,605	7,401
FNMA, 4.50%, 3/1/40	3,194,277	3,486,681
FNMA, 5.00%, 8/1/40	1,857,731	2,062,946
FNMA, 3.50%, 10/1/40	4,017,130	4,217,728
FNMA, 3.50%, 12/1/40	51,029	53,577
FNMA, 4.50%, 9/1/41	25,913	28,285
FNMA, 3.50%, 5/1/42	65,104	68,528
FNMA, 3.50%, 6/1/42	36,604	38,665
FNMA, 3.50%, 9/1/42	33,396	35,136
FNMA, 3.00%, 11/1/42	38,991	40,068
FNMA, 3.00%, 5/1/43	4,958,625	5,095,344
GNMA, 3.00%, 5/23/16(4)	4,665,000	4,828,821
GNMA, 3.50%, 5/23/16(4)	3,907,500	4,126,535
GNMA, 4.00%, 5/23/16(4)	11,255,000	12,010,973
GNMA, 6.00%, 7/15/33	5,951	6,780
GNMA, 5.00%, 3/20/36	48,623	54,616
GNMA, 5.50%, 1/15/39	5,599	6,480
GNMA, 5.50%, 9/15/39	37,122	42,152
GNMA, 4.50%, 10/15/39	15,684	17,417
GNMA, 5.00%, 10/15/39	22,172	24,898
GNMA, 4.50%, 1/15/40	19,269	21,103
GNMA, 4.00%, 12/15/40	18,276	19,644
GNMA, 4.50%, 12/15/40	63,367	70,407
GNMA, 4.50%, 7/20/41	2,859,219	3,110,903
GNMA, 4.00%, 12/15/41	32,107	34,510
GNMA, 3.50%, 6/20/42	10,237,257	10,847,163
		93,180,468
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $107,643,028)		107,776,816
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.8%
Private Sponsor Collateralized Mortgage Obligations — 5.6%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	7,681	7,904
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	4,200	4,340
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	45,751	41,085

	Principal Amount	Value
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.90%, 5/1/16	$2,848,949	$2,551,388
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.93%, 5/1/16	6,328	6,309
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 5/1/16	1,022,698	983,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 2.79%, 5/1/16	3,273,370	2,946,464
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.74%, 5/1/16	3,064,208	2,711,875
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.25%, 5/1/16	2,247,911	2,210,695
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.79%, 5/1/16	70,688	69,160
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	6,406	6,554
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.51%, 5/1/16	989,108	959,974
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 5/1/16	5,389	5,175
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.74%, 5/1/16	871,222	768,744
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	23,589	24,257
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 5/1/16	1,490,404	1,499,566
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 5/1/16	1,347,594	1,345,250
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.72%, 5/1/16	1,082,439	1,073,206
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 5/1/16	1,206,862	1,148,620
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.94%, 5/1/16	14,773	14,801
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	534,459	560,845
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.78%, 5/1/16	1,922,399	1,959,385
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 5/1/16	1,486,429	1,453,900
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.64%, 5/1/16	753,651	753,315
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.38%, 5/1/16	2,414	2,396
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,203,239	1,002,098
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.55%, 5/1/16	3,038,584	3,021,313
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 5/1/16	939,370	953,568
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.88%, 5/25/16	790,254	765,830
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.78%, 5/1/16	2,271,015	2,250,357
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.50%, 5/1/16	956,921	940,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 5/1/16	16,012	15,939

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 5/1/16	$33,088	$34,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 5/1/16	37,215	37,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,033,144	1,013,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,457,176	1,439,671
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.83%, 5/1/16	36,579	37,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.82%, 5/1/16	31,653	32,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.86%, 5/1/16	839,016	848,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.93%, 5/1/16	9,833	9,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.84%, 5/1/16	5,000,000	4,796,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.86%, 5/1/16	44,999	45,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	46,228	46,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	48,409	47,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	966,503	984,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	46,950	46,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	43,376	43,671
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	792,613	801,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	34,701	34,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 2.98%, 5/1/16	55,139	51,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.97%, 5/1/16	1,753,221	1,606,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.89%, 5/1/16	2,527,106	2,424,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1, VRN, 2.86%, 5/1/16	2,570,407	2,480,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.86%, 5/1/16	19,380	18,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.86%, 5/1/16	18,525	17,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.74%, 5/1/16	38,149	35,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.875%, 5/1/16	3,558,402	3,429,171
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.74%, 5/1/16	13,260	12,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 5/1/16	10,528	9,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 5/1/16	1,258,714	1,162,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.65%, 5/1/16	775,987	730,589

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.84%, 5/1/16	$798,296	$784,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 5/1/16	1,195,696	1,126,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.03%, 5/1/16	892,582	849,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	68,083	67,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	34,495	34,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	52,322	53,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	18,301	18,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	905,156	898,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	28,561	29,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,303	1,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	437,597	431,997
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.78%, 5/1/16	2,717,714	2,453,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	21,591	22,656
		61,111,046
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2013-M11, Class FA SEQ, VRN, 0.77%, 5/25/16	1,582,378	1,582,995
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,229,393)		62,694,041
U.S. TREASURY SECURITIES — 5.2%
U.S. Treasury Bill, 0.59%, 1/5/17(5)	13,000,000	12,964,575
U.S. Treasury Bill, 0.62%, 4/27/17(5)	3,000,000	2,983,737
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,181,289
U.S. Treasury Bonds, 3.75%, 11/15/43	1,900,000	2,339,597
U.S. Treasury Bonds, 3.125%, 8/15/44	400,000	438,664
U.S. Treasury Bonds, 3.00%, 5/15/45	1,700,000	1,817,904
U.S. Treasury Notes, 0.50%, 2/28/17(6)	3,000,000	2,999,064
U.S. Treasury Notes, 0.875%, 1/31/18	8,000,000	8,018,592
U.S. Treasury Notes, 1.00%, 2/15/18	5,000,000	5,022,170
U.S. Treasury Notes, 1.00%, 3/15/18	13,000,000	13,058,656
U.S. Treasury Notes, 1.25%, 11/15/18	5,800,000	5,856,643
TOTAL U.S. TREASURY SECURITIES (Cost $56,319,375)		56,680,891
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 5/15/16(1)	3,525,000	3,480,205
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,595,436
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,500,000	3,656,849

	Principal Amount	Value
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 5/15/16(1)	$3,360,784	$3,310,975
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 5/15/16(1)	4,370,000	4,291,739
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 5/1/16	2,105,000	2,348,487
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 5/1/16	1,000,000	1,043,928
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 5/1/16	2,500,000	2,698,502
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.71%, 5/1/16	1,960,000	2,002,458
Commercial Mortgage Trust, Series 2014-UBS5, Class C, VRN, 4.77%, 5/1/16	3,150,000	3,163,782
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 5/1/16	2,500,000	2,582,301
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,591,449
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,861,150
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,736,705
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,099,534
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/16(1)	3,690,000	3,855,931
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/16	2,200,000	2,337,747
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 5/15/16(1)	2,950,000	2,931,708
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.56%, 5/1/16(1)	1,960,000	1,913,607
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $55,644,621)		55,502,493
ASSET-BACKED SECURITIES(3) — 3.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	4,000,000	4,037,108
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	74,230
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	1,957,906
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 5/15/16(1)	2,450,000	2,453,261
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.68%, 5/15/16	2,600,000	2,590,683
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	3,139,891	3,141,381
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,525,000	2,521,851
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 5/11/16(1)	52,784	52,676
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.54%, 5/21/16(1)	2,300,000	2,300,000
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	59,613	58,616
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.44%, 5/17/16(1)	4,300,246	4,250,950

	Principal Amount	Value
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	$2,117,415	$2,129,030
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	134,332	134,312
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,657,112	1,653,131
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,580,092	1,556,361
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	1,258,642	1,261,606
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	2,194,608	2,185,845
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,358,329	1,341,748
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,690,625	1,690,992
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	3,914,059	3,939,152
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 5/15/16	2,270,915	2,272,267
TOTAL ASSET-BACKED SECURITIES (Cost $41,656,325)		41,603,106
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	365,000	509,117
California GO, (Building Bonds), 7.55%, 4/1/39	400,000	621,700
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	252,255
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	200,000	193,852
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	21,732
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	600,000	913,440
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	38,170
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	195,000	270,711
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	175,000	218,381
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	225,000	332,374
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	125,000	161,906
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	250,000	296,447
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	200,000	248,346
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	415,000	506,860
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	100,000	137,458
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	195,000	249,932
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	580,000	851,283

	Principal Amount/Shares	Value
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	$150,000	$188,958
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	400,000	451,692
TOTAL MUNICIPAL SECURITIES (Cost $6,265,880)		6,464,614
U.S. GOVERNMENT AGENCY SECURITIES (3) — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $3,695,855)	2,500,000	3,703,737
TEMPORARY CASH INVESTMENTS — 4.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $16,538,729), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $16,212,771)		16,212,568
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $27,571,250), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $27,030,180)		27,030,000
SSgA U.S. Government Money Market Fund, Class N	9,675	9,675
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,252,243)		43,252,243
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $1,115,489,214)		1,153,891,222
OTHER ASSETS AND LIABILITIES(7) — (6.1)%		(66,199,550)
TOTAL NET ASSETS — 100.0%		$1,087,691,672

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	57,038	USD	43,533	JPMorgan Chase Bank N.A.	6/15/16	$(241)
AUD	146,850	USD	113,024	JPMorgan Chase Bank N.A.	6/15/16	(1,564)
AUD	6,204,281	USD	4,724,796	UBS AG	6/15/16	(15,718)
USD	18,594,560	AUD	25,092,519	UBS AG	6/15/16	(450,776)
BRL	5,869,100	USD	1,548,371	UBS AG	6/15/16	134,757
BRL	11,582,944	USD	3,258,212	UBS AG	6/15/16	63,521
USD	1,568,859	BRL	5,869,100	UBS AG	6/15/16	(114,270)
USD	3,100,360	BRL	11,582,944	UBS AG	6/15/16	(221,373)
CAD	4,181,606	USD	3,220,611	JPMorgan Chase Bank N.A.	6/15/16	112,169
CAD	4,198,730	USD	3,217,114	UBS AG	6/15/16	129,314
USD	1,115,788	CAD	1,473,046	JPMorgan Chase Bank N.A.	6/15/16	(58,243)
USD	3,129,139	CAD	4,160,372	JPMorgan Chase Bank N.A.	6/15/16	(186,717)
USD	3,360,959	CAD	4,431,700	JPMorgan Chase Bank N.A.	6/15/16	(171,149)
USD	24,477,754	CAD	32,775,223	UBS AG	6/15/16	(1,644,414)
USD	550,161	CHF	525,727	JPMorgan Chase Bank N.A.	6/15/16	1,123
USD	10,084,468	CHF	9,969,505	UBS AG	6/15/16	(327,099)
CLP	2,167,027,808	USD	3,206,611	UBS AG	6/15/16	60,913
CLP	2,888,238,547	USD	4,231,231	UBS AG	6/15/16	123,760
USD	3,146,320	CLP	2,167,027,810	UBS AG	6/15/16	(121,204)
COP	9,828,104,029	USD	3,261,792	UBS AG	6/16/16	165,625
USD	3,150,033	COP	9,828,104,021	UBS AG	6/16/16	(277,383)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,578,048	CZK	38,561,186	UBS AG	6/15/16	$(56,146)
USD	1,447,837	DKK	9,760,605	UBS AG	6/15/16	(55,789)
EUR	129,024	USD	147,278	JPMorgan Chase Bank N.A.	6/15/16	651
EUR	121,245	USD	137,112	JPMorgan Chase Bank N.A.	6/15/16	1,898
EUR	986,229	USD	1,114,653	JPMorgan Chase Bank N.A.	6/15/16	16,082
EUR	6,234,317	USD	6,992,335	UBS AG	6/15/16	155,458
EUR	1,866,713	USD	2,098,482	UBS AG	6/15/16	41,749
USD	262,615,048	EUR	237,147,751	JPMorgan Chase Bank N.A.	6/15/16	(9,280,506)
USD	1,293,215	EUR	1,161,727	JPMorgan Chase Bank N.A.	6/15/16	(38,733)
USD	1,317,354	EUR	1,155,834	JPMorgan Chase Bank N.A.	6/15/16	(7,838)
USD	179,315	EUR	158,498	JPMorgan Chase Bank N.A.	6/15/16	(2,407)
USD	1,591,869	EUR	1,415,017	JPMorgan Chase Bank N.A.	6/15/16	(30,482)
USD	4,953,400	EUR	4,334,066	UBS AG	6/15/16	(15,710)
GBP	787,455	USD	1,140,784	JPMorgan Chase Bank N.A.	6/15/16	9,935
GBP	2,910,351	USD	4,188,691	UBS AG	6/15/16	64,245
USD	2,454,295	GBP	1,736,154	JPMorgan Chase Bank N.A.	6/15/16	(82,771)
USD	56,632,261	GBP	39,828,022	UBS AG	6/15/16	(1,568,972)
USD	3,156,903	GBP	2,240,187	UBS AG	6/15/16	(116,713)
HUF	1,187,717,129	USD	4,281,737	JPMorgan Chase Bank N.A.	6/15/16	75,514
USD	4,303,579	HUF	1,187,717,129	JPMorgan Chase Bank N.A.	6/15/16	(53,672)
IDR	61,628,719,961	USD	4,621,576	UBS AG	6/15/16	14,602
INR	315,974,342	USD	4,636,454	UBS AG	6/15/16	83,544
JPY	1,161,799,807	USD	10,260,820	JPMorgan Chase Bank N.A.	6/15/16	669,609
JPY	289,212,994	USD	2,572,090	JPMorgan Chase Bank N.A.	6/15/16	148,880
JPY	450,975,169	USD	3,986,563	JPMorgan Chase Bank N.A.	6/15/16	256,295
JPY	268,850,984	USD	2,494,065	JPMorgan Chase Bank N.A.	6/15/16	35,335
JPY	769,353,100	USD	7,015,325	JPMorgan Chase Bank N.A.	6/15/16	222,893
JPY	227,811,031	USD	2,066,328	UBS AG	6/15/16	76,960
USD	157,205,807	JPY	17,647,766,698	JPMorgan Chase Bank N.A.	6/15/16	(8,827,673)
USD	1,899,037	JPY	213,148,336	JPMorgan Chase Bank N.A.	6/15/16	(106,302)
USD	5,510,460	JPY	614,768,420	JPMorgan Chase Bank N.A.	6/15/16	(273,396)
KRW	3,269,389,997	USD	2,824,039	UBS AG	6/15/16	25,941
USD	2,699,298	KRW	3,269,389,992	UBS AG	6/15/16	(150,682)
USD	3,188,925	KRW	3,711,111,003	UBS AG	6/15/16	(46,111)
MXN	37,944,896	USD	2,149,492	JPMorgan Chase Bank N.A.	6/15/16	46,745
USD	6,797,657	MXN	122,851,744	JPMorgan Chase Bank N.A.	6/15/16	(312,958)
MYR	2,539,830	USD	618,716	UBS AG	6/15/16	29,040
MYR	11,634,389	USD	2,939,833	UBS AG	6/15/16	27,393
USD	2,595,749	MYR	10,743,805	UBS AG	6/15/16	(144,343)
NOK	9,138,974	USD	1,068,788	Barclays Bank plc	6/15/16	66,007
NOK	26,646,125	USD	3,214,684	UBS AG	6/15/16	93,993
NOK	26,687,045	USD	3,246,012	UBS AG	6/15/16	67,745
USD	2,903,210	NOK	24,656,402	Barclays Bank plc	6/15/16	(158,401)
USD	3,153,073	NOK	26,791,886	JPMorgan Chase Bank N.A.	6/15/16	(173,703)
USD	3,206,078	NOK	26,696,599	UBS AG	6/15/16	(108,866)
NZD	4,637,182	USD	3,208,044	UBS AG	6/15/16	22,493

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	4,695,337	USD	3,237,303	UBS AG	6/15/16	$33,748
USD	1,148,537	NZD	1,707,633	JPMorgan Chase Bank N.A.	6/15/16	(41,102)
USD	6,327,128	NZD	9,344,934	UBS AG	6/15/16	(183,109)
USD	4,666,721	PHP	220,105,893	UBS AG	6/15/16	2,892
PLN	16,050,302	USD	4,205,021	JPMorgan Chase Bank N.A.	6/15/16	(3,556)
PLN	8,234,453	USD	2,162,320	JPMorgan Chase Bank N.A.	6/15/16	(6,799)
USD	4,247,577	PLN	16,079,339	JPMorgan Chase Bank N.A.	6/15/16	38,511
USD	2,107,693	PLN	8,219,235	JPMorgan Chase Bank N.A.	6/15/16	(43,844)
USD	1,244,413	PLN	4,885,903	State Street Bank & Trust Co.	6/15/16	(34,563)
RUB	218,834,287	USD	3,213,898	UBS AG	6/15/16	128,388
USD	3,241,029	RUB	218,834,287	UBS AG	6/15/16	(101,256)
SEK	22,107,901	USD	2,657,393	Barclays Bank plc	6/15/16	99,820
SEK	26,821,445	USD	3,250,332	UBS AG	6/15/16	94,735
USD	6,210,857	SEK	52,465,841	Barclays Bank plc	6/15/16	(332,481)
USD	1,497,447	SGD	2,077,004	JPMorgan Chase Bank N.A.	6/15/16	(45,415)
USD	3,219,456	SGD	4,358,455	JPMorgan Chase Bank N.A.	6/15/16	(18,136)
USD	2,129,614	THB	75,303,136	UBS AG	6/15/16	(24,133)
TRY	10,098,192	USD	3,373,824	State Street Bank & Trust Co.	6/15/16	192,727
USD	2,089,338	TRY	6,036,392	JPMorgan Chase Bank N.A.	6/15/16	(42,637)
TWD	101,865,535	USD	3,138,187	UBS AG	6/15/16	14,875
USD	8,319,792	TWD	273,296,848	UBS AG	6/15/16	(139,613)
ZAR	48,337,342	USD	3,215,032	JPMorgan Chase Bank N.A.	6/15/16	152,021
ZAR	47,547,568	USD	3,149,310	JPMorgan Chase Bank N.A.	6/15/16	162,729
ZAR	12,839,838	USD	817,460	UBS AG	6/15/16	76,930
USD	2,853,426	ZAR	44,656,242	JPMorgan Chase Bank N.A.	6/15/16	(257,212)
USD	6,265,671	ZAR	96,089,118	JPMorgan Chase Bank N.A.	6/15/16	(427,647)
						$(22,862,263)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
11	Korean Treasury 10-Year Bonds	June 2016	$1,248,868	$16,007

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
129	U.S. Treasury 10-Year Notes	June 2016	$16,778,063	$126,741
12	U.S. Treasury Long Bonds	June 2016	1,959,750	27,348
			$18,737,813	$154,089

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$5,330,000	Sell	5.00%	12/20/20	4.29%	$301,760	$180,811

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	$(14,792)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $196,459,736, which represented 18.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $705,327.

(7)	Amount relates primarily to securities purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,115,489,214)	$1,153,891,222
Foreign currency holdings, at value (cost of $4,768,388)	4,795,204
Foreign deposits with broker for futures contracts, at value (cost of $352,912)	342,596
Receivable for investments sold	2,069,495
Receivable for capital shares sold	513,752
Receivable for variation margin on futures contracts	755
Unrealized appreciation on forward foreign currency exchange contracts	4,041,565
Interest receivable	8,799,174
1,174,453,763

Liabilities
Payable for investments purchased	59,197,183
Payable for capital shares redeemed	16,877
Payable for variation margin on futures contracts	20,859
Unrealized depreciation on forward foreign currency exchange contracts	26,903,828
Swap agreements, at value	14,792
Payable for variation margin on swap agreements	9,971
Accrued management fees	594,004
Distribution and service fees payable	4,577
86,762,091

Net Assets	$1,087,691,672

Net Assets Consist of:
Capital paid in	$1,073,498,125
Distributions in excess of net investment income	(953,936)
Accumulated net realized loss	(1,041,960)
Net unrealized appreciation	16,189,443
$1,087,691,672

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$242,241,904	23,988,163	$10.10
Institutional Class	$760,492,609	75,162,704	$10.12
A Class	$8,715,674	865,862	$10.07*
C Class	$3,823,863	383,512	$9.97
R Class	$34,705	3,460	$10.03
R6 Class	$72,382,917	7,152,937	$10.12
*Maximum offering price $10.54 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,799,539

Expenses:
Management fees	4,096,648
Distribution and service fees:
A Class	8,697
C Class	9,215
R Class	72
Trustees' fees and expenses	29,218
Other expenses	12,814
4,156,664
Fees waived	(619,692)
3,536,972

Net investment income (loss)	7,262,567

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,307,003
Futures contract transactions	(656,012)
Swap agreement transactions	19,493
Foreign currency transactions	(2,848,226)
(177,742)

Change in net unrealized appreciation (depreciation) on:
Investments	48,750,547
Futures contracts	170,235
Swap agreements	1,111,380
Translation of assets and liabilities in foreign currencies	(26,281,706)
23,750,456

Net realized and unrealized gain (loss)	23,572,714

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,835,281

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED), FOUR MONTHS ENDED OCTOBER 31, 2015 AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)	June 30, 2015
Operations
Net investment income (loss)	$7,262,567	$4,215,900	$2,590,717
Net realized gain (loss)	(177,742)	4,490,075	(13,106,665)
Change in net unrealized appreciation (depreciation)	23,750,456	6,931,183	(14,773,482)
Net increase (decrease) in net assets resulting from operations	30,835,281	15,637,158	(25,289,430)

Distributions to Shareholders
From net investment income:
Investor Class	(994,718)	—	(484,254)
Institutional Class	(3,641,614)	(509,911)	(373,932)
A Class	(24,034)	—	(252,933)
C Class	(1,212)	—	(66,657)
R Class	(72)	—	(76,334)
R6 Class	(321,334)	(51,879)	(1,216)
Decrease in net assets from distributions	(4,982,984)	(561,790)	(1,255,326)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	53,990,526	(13,067,513)	1,000,608,600

Net increase (decrease) in net assets	79,842,823	2,007,855	974,063,844

Net Assets
Beginning of period	1,007,848,849	1,005,840,994	31,777,150
End of period	$1,087,691,672	$1,007,848,849	$1,005,840,994

Distributions in excess of net investment income	$(953,936)	$(3,233,519)	$(11,926,536)

(1)	The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 95% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.95% for the Investor Class, A Class, C Class and R Class, 0.75% for the Institutional Class and 0.70% for the R6 Class. During the six months ended April 30, 2016, the investment advisor voluntarily agreed to waive 0.12% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Trustees. The total amount of the waivers for each class for the six months ended April 30, 2016 was $138,593, $436,809, $4,174, $1,106, $17 and $38,993 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended April 30, 2016 was 0.83% for the Investor Class, A Class, C Class and R Class, 0.63% for the Institutional Class and 0.58% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2016 totaled $614,995,333, of which $394,766,208 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 totaled $578,051,565, of which $421,576,152 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2016		Four months ended October 31, 2015(1)		Year ended June 30, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class
Sold	2,301,964	$22,747,728	472,337	$4,621,974	22,519,611	$224,687,713
Issued in reinvestment of distributions	101,891	994,455	—	—	49,450	482,635
Redeemed	(1,172,515)	(11,593,153)	(334,927)	(3,274,915)	(1,027,404)	(10,234,647)
	1,231,340	12,149,030	137,410	1,347,059	21,541,657	214,935,701
Institutional Class
Sold	6,215,749	61,728,399	761,239	7,502,918	76,618,522	764,553,101
Issued in reinvestment of distributions	372,734	3,641,614	52,031	509,911	38,274	373,932
Redeemed	(4,442,791)	(43,602,841)	(2,742,017)	(26,942,929)	(2,524,464)	(25,164,854)
	2,145,692	21,767,172	(1,928,747)	(18,930,100)	74,132,332	739,762,179
A Class
Sold	460,968	4,547,225	337,790	3,303,647	370,055	3,654,518
Issued in reinvestment of distributions	2,435	23,721	—	—	25,659	250,177
Redeemed	(157,775)	(1,550,528)	(90,576)	(886,179)	(815,977)	(8,126,387)
	305,628	3,020,418	247,214	2,417,468	(420,263)	(4,221,692)
C Class
Sold	335,080	3,281,082	7,320	71,145	85,357	838,772
Issued in reinvestment of distributions	93	901	—	—	6,844	66,657
Redeemed	(8,025)	(78,412)	(16,211)	(157,087)	(315,937)	(3,133,594)
	327,148	3,203,571	(8,891)	(85,942)	(223,736)	(2,228,165)
R Class
Sold	943	9,302	25	251	—	—
Issued in reinvestment of distributions	8	72	—	—	7,829	76,334
Redeemed	(79)	(790)	—	—	(292,535)	(2,909,474)
	872	8,584	25	251	(284,706)	(2,833,140)
R6 Class
Sold	1,662,656	16,438,341	810,120	7,923,898	5,646,706	56,374,266
Issued in reinvestment of distributions	32,890	321,334	5,294	51,879	124	1,216
Redeemed	(296,841)	(2,917,924)	(591,448)	(5,792,026)	(119,180)	(1,181,765)
	1,398,705	13,841,751	223,966	2,183,751	5,527,650	55,193,717
Net increase (decrease)	5,409,385	$53,990,526	(1,329,023)	$(13,067,513)	100,272,934	$1,000,608,600

(1)	The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$453,255,835	—
Corporate Bonds	—	322,957,446	—
U.S. Government Agency Mortgage-Backed Securities	—	107,776,816	—
Collateralized Mortgage Obligations	—	62,694,041	—
U.S. Treasury Securities	—	56,680,891	—
Commercial Mortgage-Backed Securities	—	55,502,493	—
Asset-Backed Securities	—	41,603,106	—
Municipal Securities	—	6,464,614	—
U.S. Government Agency Securities	—	3,703,737	—
Temporary Cash Investments	$9,675	43,242,568	—
	$9,675	$1,153,881,547	—
Other Financial Instruments
Futures Contracts	$154,089	$16,007	—
Swap Agreements	—	180,811	—
Forward Foreign Currency Exchange Contracts	—	4,041,565	—
	$154,089	$4,238,383	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$14,792	—
Forward Foreign Currency Exchange Contracts	—	26,903,828	—
	—	$26,918,620	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $19,874,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $789,653,575.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 127 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $10,000,000.

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$9,971
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$4,041,565	Unrealized depreciation on forward foreign currency exchange contracts	26,903,828
Interest Rate Risk	Receivable for variation margin on futures contracts*	755	Payable for variation margin on futures contracts*	20,859
Other Contracts	Swap agreements	—	Swap agreements	14,792
		$4,042,320		$26,949,450

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$19,493	Change in net unrealized appreciation (depreciation) on swap agreements	$1,092,836
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(2,594,247)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(26,649,718)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(656,012)	Change in net unrealized appreciation (depreciation) on futures contracts	170,235
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	18,544
		$(3,230,766)		$(25,368,103)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$165,827	$(165,827)	—	—
JPMorgan Chase Bank N.A.	1,950,390	(1,950,390)	—	—
State Street Bank & Trust Co.	192,727	(34,563)	—	$158,164
UBS AG	1,732,621	(1,732,621)	—	—
	$4,041,565	$(3,883,401)	—	$158,164

Liabilities
Bank of America N.A.	$14,792	—	—	$14,792
Barclays Bank plc	490,882	$(165,827)	—	325,055
JPMorgan Chase Bank N.A.	20,494,703	(1,950,390)	—	18,544,313
State Street Bank & Trust Co.	34,563	(34,563)	—	—
UBS AG	5,883,680	(1,732,621)	—	4,151,059
	$26,918,620	$(3,883,401)	—	$23,035,219

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,115,538,623
Gross tax appreciation of investments	$45,231,085
Gross tax depreciation of investments	(6,878,486)
Net tax appreciation (depreciation) of investments	$38,352,599

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(198,397) and accumulated long-term capital losses of $(617,971), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.86	0.06	0.22	0.28	(0.04)	—	(0.04)	$10.10	2.88%	0.84%(4)	0.96%(4)	1.25%(4)	1.13%(4)	55%	$242,242
2015(5)	$9.71	0.04	0.11	0.15	—	—	—	$9.86	1.54%	0.87%(4)	0.96%(4)	1.08%(4)	0.99%(4)	37%	$224,271
2015	$9.93	0.08	0.14(6)	0.22	(0.44)	—	(0.44)	$9.71	2.18%	0.95%	0.95%	0.73%	0.73%	114%	$219,606
2014	$9.98	0.16	0.25	0.41	(0.42)	(0.04)	(0.46)	$9.93	4.25%	0.96%	0.96%	1.64%	1.64%	71%	$10,704
2013	$10.19	0.13	0.01	0.14	(0.34)	(0.01)	(0.35)	$9.98	1.34%	0.96%	0.96%	1.31%	1.31%	68%	$9,590
2012(7)	$10.00	0.06	0.13	0.19	—	—	—	$10.19	1.90%	0.96%(4)	0.96%(4)	1.44%(4)	1.44%(4)	29%	$8,514
Institutional Class
2016(3)	$9.87	0.07	0.23	0.30	(0.05)	—	(0.05)	$10.12	3.05%	0.64%(4)	0.76%(4)	1.45%(4)	1.33%(4)	55%	$760,493
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.61%	0.67%(4)	0.76%(4)	1.28%(4)	1.19%(4)	37%	$720,700
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.28%	0.75%	0.75%	0.93%	0.93%	114%	$728,768
2014	$9.99	0.18	0.25	0.43	(0.43)	(0.04)	(0.47)	$9.95	4.50%	0.76%	0.76%	1.84%	1.84%	71%	$8,091
2013	$10.20	0.15	0.01	0.16	(0.36)	(0.01)	(0.37)	$9.99	1.53%	0.76%	0.76%	1.51%	1.51%	68%	$7,745
2012(7)	$10.00	0.07	0.13	0.20	—	—	—	$10.20	2.00%	0.76%(4)	0.76%(4)	1.64%(4)	1.64%(4)	29%	$7,627

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$9.83	0.05	0.23	0.28	(0.04)	—	(0.04)	$10.07	2.81%	1.09%(4)	1.21%(4)	1.00%(4)	0.88%(4)	55%	$8,716
2015(5)	$9.69	0.03	0.11	0.14	—	—	—	$9.83	1.44%	1.12%(4)	1.21%(4)	0.83%(4)	0.74%(4)	37%	$5,506
2015	$9.91	0.13	0.06(6)	0.19	(0.41)	—	(0.41)	$9.69	1.93%	1.20%	1.20%	0.48%	0.48%	114%	$3,033
2014	$9.97	0.14	0.24	0.38	(0.40)	(0.04)	(0.44)	$9.91	3.97%	1.21%	1.21%	1.39%	1.39%	71%	$7,268
2013	$10.18	0.11	—(8)	0.11	(0.31)	(0.01)	(0.32)	$9.97	1.11%	1.21%	1.21%	1.06%	1.06%	68%	$6,729
2012(7)	$10.00	0.05	0.13	0.18	—	—	—	$10.18	1.80%	1.21%(4)	1.21%(4)	1.19%(4)	1.19%(4)	29%	$6,563
C Class
2016(3)	$9.75	0.01	0.22	0.23	(0.01)	—	(0.01)	$9.97	2.39%	1.84%(4)	1.96%(4)	0.25%(4)	0.13%(4)	55%	$3,824
2015(5)	$9.64	—(8)	0.11	0.11	—	—	—	$9.75	1.14%	1.87%(4)	1.96%(4)	0.08%(4)	(0.01)%(4)	37%	$549
2015	$9.85	0.07	0.06(6)	0.13	(0.34)	—	(0.34)	$9.64	1.26%	1.95%	1.95%	(0.27)%	(0.27)%	114%	$629
2014	$9.93	0.06	0.25	0.31	(0.35)	(0.04)	(0.39)	$9.85	3.21%	1.96%	1.96%	0.64%	0.64%	71%	$2,847
2013	$10.15	0.03	—(8)	0.03	(0.24)	(0.01)	(0.25)	$9.93	0.32%	1.96%	1.96%	0.31%	0.31%	68%	$2,781
2012(7)	$10.00	0.02	0.13	0.15	—	—	—	$10.15	1.50%	1.96%(4)	1.97%(4)	0.44%(4)	0.44%(4)	29%	$2,710

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$9.80	0.04	0.22	0.26	(0.03)	—	(0.03)	$10.03	2.64%	1.34%(4)	1.46%(4)	0.75%(4)	0.63%(4)	55%	$35
2015(5)	$9.67	0.02	0.11	0.13	—	—	—	$9.80	1.34%	1.37%(4)	1.46%(4)	0.58%(4)	0.49%(4)	37%	$25
2015	$9.89	0.12	0.05(6)	0.17	(0.39)	—	(0.39)	$9.67	1.67%	1.45%	1.45%	0.23%	0.23%	114%	$25
2014	$9.95	0.11	0.25	0.36	(0.38)	(0.04)	(0.42)	$9.89	3.78%	1.46%	1.46%	1.14%	1.14%	71%	$2,841
2013	$10.17	0.08	—(8)	0.08	(0.29)	(0.01)	(0.30)	$9.95	0.78%	1.46%	1.46%	0.81%	0.81%	68%	$2,739
2012(7)	$10.00	0.04	0.13	0.17	—	—	—	$10.17	1.70%	1.46%(4)	1.46%(4)	0.94%(4)	0.94%(4)	29%	$2,716
R6 Class
2016(3)	$9.87	0.07	0.23	0.30	(0.05)	—	(0.05)	$10.12	3.06%	0.59%(4)	0.71%(4)	1.50%(4)	1.38%(4)	55%	$72,383
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.64%	0.62%(4)	0.71%(4)	1.33%(4)	1.24%(4)	37%	$56,798
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.34%	0.70%	0.70%	0.98%	0.98%	114%	$53,780
2014(9)	$10.03	0.17	0.22	0.39	(0.43)	(0.04)	(0.47)	$9.95	4.12%	0.71%(4)	0.71%(4)	1.91%(4)	1.91%(4)	71%(10)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	January 31, 2012 (fund inception) through June 30, 2012.

(8)	Per-share amount was less than $0.005.

(9)	July 26, 2013 (commencement of sale) through June 30, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89224 1606

Semiannual Report

April 30, 2016

International Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Portfolio at a Glance
Average Duration (effective)	7.5 years
Weighted Average Life	9.2 years

Bond Holdings by Country	% of net assets
Japan	24.0%
France(1)	8.6%
United Kingdom	8.5%
Spain(1)	6.1%
Italy(1)	6.1%
Germany(1)	5.5%
Canada	5.3%
United States	4.1%
Supranational	3.9%
Netherlands(1)	2.5%
Other Countries	17.8%
Cash and Equivalents(2)	7.6%
(1) These countries are members of the eurozone.
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	71.0%
Corporate Bonds	21.4%
Temporary Cash Investments	5.7%
Other Assets and Liabilities	1.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,084.60	$4.15	0.80%
Institutional Class	$1,000	$1,086.70	$3.11	0.60%
A Class	$1,000	$1,084.50	$5.44	1.05%
C Class	$1,000	$1,079.40	$9.31	1.80%
R Class	$1,000	$1,082.90	$6.73	1.30%
R6 Class	$1,000	$1,086.40	$2.85	0.55%
Hypothetical
Investor Class	$1,000	$1,020.89	$4.02	0.80%
Institutional Class	$1,000	$1,021.88	$3.02	0.60%
A Class	$1,000	$1,019.64	$5.27	1.05%
C Class	$1,000	$1,015.91	$9.02	1.80%
R Class	$1,000	$1,018.40	$6.52	1.30%
R6 Class	$1,000	$1,022.13	$2.77	0.55%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 71.0%
Australia — 2.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	12,460,000	$9,704,616
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	10,650,000	8,330,866
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,507,675
			20,543,157
Austria — 1.4%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	4,740,000	6,164,440
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,525,000	3,531,828
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,485,000	2,608,913
			12,305,181
Belgium — 2.4%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	7,655,000	9,512,920
Belgium Government Bond, 2.25%, 6/22/23	EUR	6,085,000	8,010,061
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	2,115,000	3,775,178
			21,298,159
Canada — 5.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	8,479,141
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,930,000	4,292,617
Province of British Columbia, 3.25%, 12/18/21	CAD	6,970,000	6,072,186
Province of British Columbia, 2.85%, 6/18/25	CAD	7,155,000	6,046,514
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	9,715,392
Province of Ontario Canada, 4.65%, 6/2/41	CAD	4,205,000	4,276,619
Province of Quebec Canada, 3.00%, 9/1/23	CAD	7,105,000	6,060,370
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	853,059
			45,795,898
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	33,900,000	1,855,957
Denmark — 0.4%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	2,000,812
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,340,870
			3,341,682
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	1,960,000	2,973,249
France — 6.5%
France Government Bond OAT, 3.25%, 10/25/21	EUR	20,715,000	28,044,871
France Government Bond OAT, 1.75%, 11/25/24	EUR	16,690,000	21,296,134
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,390,000	8,481,437
			57,822,442
Germany — 2.9%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	9,100,000	11,908,453
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	7,520,000	8,890,296

6

		Principal Amount	Value
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	3,265,000	$5,136,293
			25,935,042
Ireland — 0.6%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,410,000	1,952,477
Ireland Government Bond, 3.40%, 3/18/24	EUR	2,520,000	3,479,570
			5,432,047
Italy — 4.9%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	11,020,000	13,288,089
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	17,975,000	21,493,668
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,950,000	8,138,021
			42,919,778
Japan — 24.0%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	6,483,400,000	65,089,393
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	2,695,600,000	27,130,056
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,086,150,000	27,836,230
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,888,600,000	38,036,560
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	155,500,000	1,888,684
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,496,850,000	51,970,556
			211,951,479
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,901,953
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	5,716,409
Netherlands — 1.0%
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	4,360,000	5,711,105
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	1,725,000	3,172,828
			8,883,933
New Zealand — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	3,260,000	2,457,212
Norway — 0.6%
Norway Government Bond, 4.25%, 5/19/17(1)	NOK	24,590,000	3,170,233
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	15,080,000	2,131,262
			5,301,495
Poland — 0.3%
Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	2,199,560
Portugal — 1.7%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	13,190,000	14,966,565
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,639,041
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,388,381
			8,027,422
South Africa — 0.5%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,379,407
Spain — 5.9%
Spain Government Bond, 5.50%, 7/30/17(1)	EUR	3,400,000	4,165,542
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,260,000	14,752,525
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	7,920,000	11,215,444

7

		Principal Amount	Value
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	15,300,000	$17,764,566
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,560,000	4,325,705
			52,223,782
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	4,067,462
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,739,722
			7,807,184
Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,800,971
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,471,148
			8,272,119
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	90,200,000	3,063,219
Turkey — 0.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	4,500,000	1,508,257
United Kingdom — 5.4%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	7,900,000	14,903,725
United Kingdom Gilt, 4.25%, 3/7/36	GBP	6,995,000	13,433,431
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,430,000	7,119,181
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,335,000	11,947,529
			47,403,866
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $613,262,101)			627,286,454
CORPORATE BONDS — 21.4%
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$650,000	667,875
France — 2.1%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,496,753
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	2,900,000	3,340,237
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,659,599
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	2,232,155
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,747,315
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,700,000	2,137,020
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	2,063,941
			18,677,020
Germany — 2.6%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,800,000	3,544,849
BASF SE, 2.50%, 1/22/24	EUR	1,400,000	1,808,061
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,511,682
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,874,000	2,023,436
KFW, 3.875%, 1/21/19	EUR	2,890,000	3,692,561
KFW, MTN, 4.625%, 1/4/23	EUR	3,340,000	5,011,257
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,000,000	2,961,241
			22,553,087
Ireland — 0.8%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,531,266

8

		Principal Amount	Value
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	$5,403,156
			6,934,422
Italy — 1.2%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,517,043
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,760,355
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,204,099
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	1,940,000	2,334,996
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,222,953
			11,039,446
Luxembourg — 1.5%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,690,547
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,260,000	4,292,456
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,583,119
			13,566,122
Netherlands — 1.5%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,177,832
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,471,420
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,469,750
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	772,500
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	700,000	845,872
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,753,867
			13,491,241
Spain — 0.2%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,700,000	1,896,570
Supranational — 3.9%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,981,938
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	6,911,929
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	8,313,775
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	9,646,322
			34,853,964
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,465,485
United Kingdom — 3.1%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,269,339
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,733,872
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	4,255,078
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	1,740,000	2,705,432
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,723,856
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,000,000	2,710,319
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,688,464
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,379,739
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,800,000	2,042,641
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,186,888

9

		Principal Amount	Value
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	$1,373,600
			27,069,228
United States — 4.1%
AES Corp. (The), 4.875%, 5/15/23		940,000	930,600
Ally Financial, Inc., 2.75%, 1/30/17		1,360,000	1,360,771
Ashland, Inc., 4.75%, 8/15/22		900,000	908,550
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,271,548
Ball Corp., 4.00%, 11/15/23		$940,000	933,890
Calpine Corp., 5.875%, 1/15/24(1)		940,000	1,003,450
Calpine Corp., 5.75%, 1/15/25		940,000	952,925
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		940,000	972,900
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,428,000
Constellation Brands, Inc., 3.875%, 11/15/19		1,360,000	1,436,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,394,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,360,000	1,386,649
First Data Corp., 5.00%, 1/15/24(1)		600,000	608,250
Frontier Communications Corp., 11.00%, 9/15/25(1)		500,000	506,875
General Motors Co., 5.00%, 4/1/35		1,360,000	1,358,466
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,392,080
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		150,000	153,750
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,448,775
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,479,000
Lennar Corp., 4.75%, 4/1/21		910,000	952,315
MPLX LP, 4.875%, 12/1/24(1)		730,000	712,392
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,388,900
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	671,359
Sprint Communications, Inc., 9.00%, 11/15/18(1)		940,000	996,400
Steel Dynamics, Inc., 6.125%, 8/15/19		1,360,000	1,416,100
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	403,000
Tenneco, Inc., 6.875%, 12/15/20		940,000	975,285
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		1,360,000	1,394,000
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,356,600
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	961,150
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,222,723
Western Digital Corp., 7.375%, 4/1/23(1)		$500,000	505,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,360,000	1,419,500
			36,301,703
TOTAL CORPORATE BONDS (Cost $192,781,369)			189,516,163
TEMPORARY CASH INVESTMENTS — 5.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $18,064,001), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $17,707,980)			17,707,759

10

	Shares/Principal Amount	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $30,119,600), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $29,523,197)		$29,523,000
SSgA U.S. Government Money Market Fund, Class N	10,263	10,263
U.S. Treasury Bills, 0.42%, 8/11/16(2)(3)	$2,800,000	2,798,155
TOTAL TEMPORARY CASH INVESTMENTS (Cost $50,037,762)		50,039,177
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $856,081,232)		866,841,794
OTHER ASSETS AND LIABILITIES — 1.9%		16,345,289
TOTAL NET ASSETS — 100.0%		$883,187,083

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	231,826	USD	178,426	JPMorgan Chase Bank N.A.	6/15/16	$(2,469)
AUD	5,072,864	USD	3,863,179	UBS AG	6/15/16	(12,852)
USD	5,653,358	AUD	7,627,716	JPMorgan Chase Bank N.A.	6/15/16	(136,113)
BRL	4,823,900	USD	1,272,629	UBS AG	6/15/16	110,759
BRL	9,540,886	USD	2,683,794	UBS AG	6/15/16	52,322
USD	1,289,468	BRL	4,823,900	UBS AG	6/15/16	(93,920)
USD	2,553,770	BRL	9,540,886	UBS AG	6/15/16	(182,345)
CAD	3,656,014	USD	2,815,808	JPMorgan Chase Bank N.A.	6/15/16	98,070
CAD	3,494,605	USD	2,677,606	UBS AG	6/15/16	107,628
USD	3,301,135	CAD	4,389,051	JPMorgan Chase Bank N.A.	6/15/16	(196,980)
USD	2,491,890	CAD	3,285,761	JPMorgan Chase Bank N.A.	6/15/16	(126,893)
USD	2,802,638	CAD	3,552,699	JPMorgan Chase Bank N.A.	6/15/16	(28,898)
USD	2,299,783	CAD	3,079,363	UBS AG	6/15/16	(154,499)
CHF	2,772,277	USD	2,804,245	UBS AG	6/15/16	90,958
CLP	116,957,077	USD	170,977	UBS AG	6/15/16	5,375
CLP	1,761,451,507	USD	2,606,469	UBS AG	6/15/16	49,512
CLP	2,369,704,931	USD	3,471,586	UBS AG	6/15/16	101,541
USD	2,557,188	CLP	1,761,263,504	UBS AG	6/15/16	(98,509)
COP	8,095,422,170	USD	2,686,742	UBS AG	6/16/16	136,426
USD	2,594,687	COP	8,095,422,161	UBS AG	6/16/16	(228,481)
CZK	34,682,988	USD	1,440,417	JPMorgan Chase Bank N.A.	6/15/16	29,422
USD	1,639,525	CZK	40,063,439	UBS AG	6/15/16	(58,333)
DKK	8,526,553	USD	1,264,784	UBS AG	6/15/16	48,736
EUR	19,718,347	USD	21,836,295	JPMorgan Chase Bank N.A.	6/15/16	771,261
EUR	6,474,580	USD	7,392,196	JPMorgan Chase Bank N.A.	6/15/16	31,064
EUR	812,398	USD	925,925	JPMorgan Chase Bank N.A.	6/15/16	5,509
EUR	3,079,045	USD	3,514,724	JPMorgan Chase Bank N.A.	6/15/16	15,475
EUR	1,126,981	USD	1,273,949	JPMorgan Chase Bank N.A.	6/15/16	18,161
EUR	1,743,747	USD	1,960,249	UBS AG	6/15/16	38,999
EUR	101,199	USD	114,595	UBS AG	6/15/16	1,432
USD	3,882,851	EUR	3,441,762	JPMorgan Chase Bank N.A.	6/15/16	(63,211)
USD	1,492,272	EUR	1,303,093	JPMorgan Chase Bank N.A.	6/15/16	(1,755)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,153,111	EUR	1,035,868	JPMorgan Chase Bank N.A.	6/15/16	$(34,537)
USD	1,463,004	EUR	1,307,815	JPMorgan Chase Bank N.A.	6/15/16	(36,437)
USD	3,317,566	EUR	2,914,233	JPMorgan Chase Bank N.A.	6/15/16	(23,672)
USD	1,064,974	EUR	932,405	JPMorgan Chase Bank N.A.	6/15/16	(4,050)
USD	2,886,522	EUR	2,534,899	JPMorgan Chase Bank N.A.	6/15/16	(19,800)
USD	3,143,035	EUR	2,780,913	JPMorgan Chase Bank N.A.	6/15/16	(45,348)
USD	179,314	EUR	158,497	JPMorgan Chase Bank N.A.	6/15/16	(2,407)
USD	3,887,020	EUR	3,401,018	UBS AG	6/15/16	(12,328)
GBP	2,757,762	USD	3,921,317	UBS AG	6/15/16	108,638
GBP	3,330,860	USD	4,793,904	UBS AG	6/15/16	73,528
USD	1,294,106	GBP	885,093	JPMorgan Chase Bank N.A.	6/15/16	707
USD	1,141,815	GBP	789,940	JPMorgan Chase Bank N.A.	6/15/16	(12,535)
USD	2,212,665	GBP	1,570,141	UBS AG	6/15/16	(81,804)
USD	1,481,460	GBP	1,049,104	UBS AG	6/15/16	(51,610)
HKD	1,974,881	USD	254,346	JPMorgan Chase Bank N.A.	6/15/16	349
HUF	963,995,212	USD	3,475,217	JPMorgan Chase Bank N.A.	6/15/16	61,290
USD	3,492,944	HUF	963,995,213	JPMorgan Chase Bank N.A.	6/15/16	(43,563)
IDR	50,653,562,371	USD	3,798,542	UBS AG	6/15/16	12,002
ILS	6,635,884	USD	1,703,979	State Street Bank and Trust Co.	6/15/16	73,304
INR	259,704,015	USD	3,810,771	UBS AG	6/15/16	68,666
JPY	4,084,223,985	USD	36,382,152	JPMorgan Chase Bank N.A.	6/15/16	2,042,989
JPY	230,813,884	USD	2,034,499	JPMorgan Chase Bank N.A.	6/15/16	137,041
JPY	339,626,325	USD	3,150,631	JPMorgan Chase Bank N.A.	6/15/16	44,637
JPY	2,775,927,380	USD	25,575,745	JPMorgan Chase Bank N.A.	6/15/16	540,698
JPY	225,259,331	USD	2,075,425	JPMorgan Chase Bank N.A.	6/15/16	43,857
JPY	263,591,807	USD	2,390,873	UBS AG	6/15/16	89,048
USD	6,782,830	JPY	756,718,931	JPMorgan Chase Bank N.A.	6/15/16	(336,523)
USD	1,333,212	JPY	142,421,931	JPMorgan Chase Bank N.A.	6/15/16	(6,721)
USD	3,581,278	JPY	402,013,515	JPMorgan Chase Bank N.A.	6/15/16	(200,940)
USD	1,707,039	JPY	186,272,108	JPMorgan Chase Bank N.A.	6/15/16	(45,444)
USD	2,849,049	JPY	309,234,087	UBS AG	6/15/16	(60,283)
KRW	18,913,474,415	USD	15,615,484	UBS AG	6/15/16	871,696
KRW	2,684,505,705	USD	2,318,827	UBS AG	6/15/16	21,300
KRW	1,150,759,728	USD	1,003,278	UBS AG	6/15/16	(142)
USD	2,694,626	KRW	3,135,871,112	UBS AG	6/15/16	(38,963)
MXN	30,767,320	USD	1,742,899	JPMorgan Chase Bank N.A.	6/15/16	37,903
USD	2,122,709	MXN	38,362,993	JPMorgan Chase Bank N.A.	6/15/16	(97,728)
MYR	15,242,517	USD	3,713,159	UBS AG	6/15/16	174,281
MYR	9,661,252	USD	2,441,251	UBS AG	6/15/16	22,747
USD	2,172,551	MYR	8,992,187	UBS AG	6/15/16	(120,810)
NOK	21,642,915	USD	2,611,079	UBS AG	6/15/16	76,344
NOK	21,999,589	USD	2,675,865	UBS AG	6/15/16	55,846
USD	800,119	NOK	6,841,643	Barclays Bank plc	6/15/16	(49,415)
USD	2,371,292	NOK	20,138,927	Barclays Bank plc	6/15/16	(129,379)
USD	2,565,220	NOK	21,796,858	JPMorgan Chase Bank N.A.	6/15/16	(141,318)
USD	2,607,789	NOK	21,714,726	UBS AG	6/15/16	(88,550)

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	3,627,706	USD	2,509,680	UBS AG	6/15/16	$17,596
NZD	3,837,501	USD	2,645,849	UBS AG	6/15/16	27,582
USD	145,357	NZD	216,116	JPMorgan Chase Bank N.A.	6/15/16	(5,202)
USD	5,113,760	NZD	7,552,834	UBS AG	6/15/16	(147,994)
USD	3,835,647	PHP	180,908,310	UBS AG	6/15/16	2,377
PLN	13,298,430	USD	3,484,058	JPMorgan Chase Bank N.A.	6/15/16	(2,946)
PLN	6,593,716	USD	1,731,472	JPMorgan Chase Bank N.A.	6/15/16	(5,444)
PLN	3,771,027	USD	960,460	State Street Bank and Trust Co.	6/15/16	26,676
USD	1,696,339	PLN	6,615,103	JPMorgan Chase Bank N.A.	6/15/16	(35,287)
USD	3,401,532	PLN	12,876,609	JPMorgan Chase Bank N.A.	6/15/16	30,840
RUB	81,291,191	USD	1,116,637	UBS AG	6/15/16	124,934
RUB	183,117,129	USD	2,689,340	UBS AG	6/15/16	107,433
USD	2,717,699	RUB	183,499,055	UBS AG	6/15/16	(84,906)
SEK	19,037,437	USD	2,288,320	Barclays Bank plc	6/15/16	85,956
SEK	21,098,546	USD	2,556,808	UBS AG	6/15/16	74,522
USD	2,160,598	SEK	18,251,520	Barclays Bank plc	6/15/16	(115,662)
USD	5,078,892	SGD	7,044,575	JPMorgan Chase Bank N.A.	6/15/16	(154,033)
USD	2,567,941	SGD	3,476,443	JPMorgan Chase Bank N.A.	6/15/16	(14,466)
THB	38,101,004	USD	1,077,517	UBS AG	6/15/16	12,210
TRY	15,659,219	USD	5,231,773	State Street Bank and Trust Co.	6/15/16	298,861
USD	1,802,642	TRY	5,208,088	JPMorgan Chase Bank N.A.	6/15/16	(36,787)
TWD	84,211,298	USD	2,594,310	UBS AG	6/15/16	12,297
USD	6,838,161	TWD	224,626,748	UBS AG	6/15/16	(114,750)
ZAR	38,724,321	USD	2,575,647	JPMorgan Chase Bank N.A.	6/15/16	121,788
ZAR	40,309,175	USD	2,669,876	JPMorgan Chase Bank N.A.	6/15/16	137,956
ZAR	13,006,518	USD	828,071	UBS AG	6/15/16	77,929
USD	2,305,654	ZAR	36,083,588	JPMorgan Chase Bank N.A.	6/15/16	(207,835)
USD	5,122,004	ZAR	78,587,041	JPMorgan Chase Bank N.A.	6/15/16	(352,165)
						$3,081,436

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
10	Korean Treasury 10-Year Bonds	June 2016	$1,135,334	$13,761

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
104	U.S. Treasury 10-Year Notes	June 2016	$13,526,500	$113,516
112	U.S. Treasury 5-Year Notes	June 2016	13,542,375	(13,214)
8	U.S. Treasury Long Bonds	June 2016	1,306,500	18,232
			$28,375,375	$118,534

13

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$8,065,000	Sell	5.00%	12/20/20	4.29%	$443,126	$273,591

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	$(13,313)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

14

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $127,607,316, which represented 14.4% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $880,402.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $856,081,232)	$866,841,794
Foreign currency holdings, at value (cost of $4,484,280)	4,556,514
Foreign deposits with broker for futures contracts, at value (cost of $505,784)	488,076
Receivable for capital shares sold	148,398
Receivable for variation margin on futures contracts	687
Unrealized appreciation on forward foreign currency exchange contracts	7,428,478
Interest receivable	8,954,141
888,418,088

Liabilities
Payable for capital shares redeemed	320,155
Payable for variation margin on futures contracts	26,375
Unrealized depreciation on forward foreign currency exchange contracts	4,347,042
Swap agreements, at value	13,313
Payable for variation margin on swap agreements	15,087
Accrued management fees	503,886
Distribution and service fees payable	5,147
5,231,005

Net Assets	$883,187,083

Net Assets Consist of:
Capital paid in	$880,099,962
Undistributed net investment income	283,233
Accumulated net realized loss	(11,937,262)
Net unrealized appreciation	14,741,150
$883,187,083

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$462,205,540	35,084,669	$13.17
Institutional Class	$359,581,602	27,292,268	$13.18
A Class	$20,750,534	1,584,408	$13.10*
C Class	$1,136,978	87,977	$12.92
R Class	$156,776	11,996	$13.07
R6 Class	$39,355,653	2,988,450	$13.17
*Maximum offering price $13.72 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,245,933

Expenses:
Management fees	2,977,029
Distribution and service fees:
A Class	23,910
C Class	5,667
R Class	389
Trustees' fees and expenses	23,940
Other expenses	5,353
3,036,288

Net investment income (loss)	4,209,645

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,192,384)
Futures contract transactions	(995,101)
Swap agreement transactions	(178,218)
Foreign currency transactions	529,134
(10,836,569)

Change in net unrealized appreciation (depreciation) on:
Investments	71,701,797
Futures contracts	131,714
Swap agreements	1,084,926
Translation of assets and liabilities in foreign currencies	3,946,932
76,865,369

Net realized and unrealized gain (loss)	66,028,800

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,238,445

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND FOUR MONTHS ENDED OCTOBER 31, 2015 AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)	June 30, 2015
Operations
Net investment income (loss)	$4,209,645	$3,020,493	$11,262,527
Net realized gain (loss)	(10,836,569)	(7,549,468)	(27,000,935)
Change in net unrealized appreciation (depreciation)	76,865,369	8,026,827	(128,232,866)
Net increase (decrease) in net assets resulting from operations	70,238,445	3,497,852	(143,971,274)

Distributions to Shareholders
From net investment income:
Investor Class	(236,722)	—	(8,594,590)
Institutional Class	(866,572)	—	(6,999,495)
A Class	—	—	(1,147,782)
C Class	—	—	(15,739)
R Class	—	—	(2,212)
R6 Class	(100,098)	—	(263,072)
From net realized gains:
Investor Class	(9,015,237)	—	(3,986,298)
Institutional Class	(7,001,393)	—	(3,076,826)
A Class	(370,206)	—	(648,335)
C Class	(24,358)	—	(20,716)
R Class	(3,117)	—	(1,421)
R6 Class	(647,152)	—	(116,477)
Decrease in net assets from distributions	(18,264,855)	—	(24,872,963)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,677,372)	(35,943,047)	(76,281,317)

Net increase (decrease) in net assets	29,296,218	(32,445,195)	(245,125,554)

Net Assets
Beginning of period	853,890,865	886,336,060	1,131,461,614
End of period	$883,187,083	$853,890,865	$886,336,060

Undistributed (distributions in excess of) net investment income	$283,233	$(2,723,020)	$(46,262,508)

(1)	The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

See Notes to Financial Statements.

18

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

19

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

20

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 57% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.79% for the Investor Class, A Class, C Class and R Class, 0.59% for the Institutional Class and 0.54% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016, are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $93,187,018 and $118,109,213, respectively.

21

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2016		Four months ended October 31, 2015(1)		Year ended June 30, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class
Sold	2,220,992	$27,538,228	1,295,084	$16,047,106	13,230,317	$171,102,730
Issued in reinvestment of distributions	754,933	9,022,604	—	—	904,725	12,179,259
Redeemed	(5,795,850)	(71,460,373)	(3,438,538)	(42,551,838)	(15,471,042)	(200,938,611)
	(2,819,925)	(34,899,541)	(2,143,454)	(26,504,732)	(1,336,000)	(17,656,622)
Institutional Class
Sold	2,504,299	30,597,806	925,338	11,475,060	11,382,543	148,212,279
Issued in reinvestment of distributions	647,103	7,742,905	—	—	720,123	9,683,159
Redeemed	(2,651,364)	(32,184,347)	(1,648,228)	(20,664,865)	(13,829,014)	(177,477,602)
	500,038	6,156,364	(722,890)	(9,189,805)	(1,726,348)	(19,582,164)
A Class
Sold	370,688	4,517,214	112,557	1,389,214	1,487,574	19,464,326
Issued in reinvestment of distributions	30,489	362,204	—	—	133,438	1,788,449
Redeemed	(349,277)	(4,261,478)	(156,578)	(1,933,208)	(6,698,969)	(84,649,731)
	51,900	617,940	(44,021)	(543,994)	(5,077,957)	(63,396,956)
C Class
Sold	833	9,914	3,113	38,058	5,736	74,141
Issued in reinvestment of distributions	1,511	17,773	—	—	2,314	30,676
Redeemed	(13,520)	(162,829)	(33,282)	(406,540)	(112,439)	(1,465,840)
	(11,176)	(135,142)	(30,169)	(368,482)	(104,389)	(1,361,023)
R Class
Sold	1,268	15,423	453	5,567	1,854	24,953
Issued in reinvestment of distributions	254	3,011	—	—	271	3,633
Redeemed	(2,238)	(27,577)	(2,276)	(28,123)	(3,560)	(47,332)
	(716)	(9,143)	(1,823)	(22,556)	(1,435)	(18,746)
R6 Class
Sold	712,238	8,710,140	305,363	3,755,656	2,806,246	36,543,008
Issued in reinvestment of distributions	62,451	747,250	—	—	28,238	379,549
Redeemed	(314,911)	(3,865,240)	(247,172)	(3,069,134)	(889,012)	(11,188,363)
	459,778	5,592,150	58,191	686,522	1,945,472	25,734,194
Net increase (decrease)	(1,820,101)	$(22,677,372)	(2,884,166)	$(35,943,047)	(6,300,657)	$(76,281,317)

(1)	The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

22

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$627,286,454	—
Corporate Bonds	—	189,516,163	—
Temporary Cash Investments	$10,263	50,028,914	—
	$10,263	$866,831,531	—
Other Financial Instruments
Futures Contracts	$131,748	$13,761	—
Swap Agreements	—	273,591	—
Forward Foreign Currency Exchange Contracts	—	7,428,478	—
	$131,748	$7,715,830	—

Liabilities
Other Financial Instruments
Futures Contracts	$13,214	—	—
Swap Agreements	—	$13,313	—
Forward Foreign Currency Exchange Contracts	—	4,347,042	—
	$13,214	$4,360,355	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and

23

losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,781,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $344,978,871.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 234 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $9,000,000.

24

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$15,087
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$7,428,478	Unrealized depreciation on forward foreign currency exchange contracts	4,347,042
Interest Rate Risk	Receivable for variation margin on futures contracts*	687	Payable for variation margin on futures contracts*	26,375
Other Contracts	Swap agreements	—	Swap agreements	13,313
		$7,429,165		$4,401,817

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(178,218)	Change in net unrealized appreciation (depreciation) on swap agreements	$1,068,237
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(433,945)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	3,368,429
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(995,101)	Change in net unrealized appreciation (depreciation) on futures contracts	131,714
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	16,689
		$(1,607,264)		$4,585,069

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

25

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$857,108,319
Gross tax appreciation of investments	$36,034,750
Gross tax depreciation of investments	(26,301,275)
Net tax appreciation (depreciation) of investments	$9,733,475

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(342,205) and accumulated long-term capital losses of $(227,836), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.39	0.06	0.98	1.04	(0.01)	(0.25)	(0.26)	$13.17	8.46%	0.80%(4)	0.91%(4)	12%	$462,206
2015(5)	$12.35	0.04	—(6)	0.04	—	—	—	$12.39	0.40%	0.81%(4)	0.95%(4)	7%	$469,820
2015	$14.50	0.14	(1.98)	(1.84)	(0.21)	(0.10)	(0.31)	$12.35	(12.85)%	0.80%	1.05%	67%	$494,676
2014	$13.50	0.17	0.86	1.03	(0.03)	—	(0.03)	$14.50	7.66%	0.80%	1.24%	35%	$600,026
2013	$14.39	0.19	(0.82)	(0.63)	(0.26)	—	(0.26)	$13.50	(4.55)%	0.80%	1.35%	21%	$655,032
2012	$14.65	0.24	(0.18)	0.06	(0.32)	—	(0.32)	$14.39	0.36%	0.81%	1.68%	50%	$894,450
2011	$13.45	0.31	1.53	1.84	(0.56)	(0.08)	(0.64)	$14.65	14.07%	0.81%	2.19%	44%	$951,100
Institutional Class
2016(3)	$12.41	0.07	0.98	1.05	(0.03)	(0.25)	(0.28)	$13.18	8.67%	0.60%(4)	1.11%(4)	12%	$359,582
2015(5)	$12.36	0.05	—(6)	0.05	—	—	—	$12.41	0.40%	0.61%(4)	1.15%(4)	7%	$332,434
2015	$14.51	0.16	(1.97)	(1.81)	(0.24)	(0.10)	(0.34)	$12.36	(12.67)%	0.60%	1.25%	67%	$339,993
2014	$13.50	0.20	0.87	1.07	(0.06)	—	(0.06)	$14.51	7.95%	0.60%	1.44%	35%	$424,158
2013	$14.39	0.22	(0.83)	(0.61)	(0.28)	—	(0.28)	$13.50	(4.36)%	0.60%	1.55%	21%	$346,695
2012	$14.66	0.27	(0.20)	0.07	(0.34)	—	(0.34)	$14.39	0.49%	0.61%	1.88%	50%	$349,782
2011	$13.46	0.34	1.53	1.87	(0.59)	(0.08)	(0.67)	$14.66	14.29%	0.61%	2.39%	44%	$285,697

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$12.33	0.04	0.98	1.02	—	(0.25)	(0.25)	$13.10	8.45%	1.05%(4)	0.66%(4)	12%	$20,751
2015(5)	$12.30	0.03	—(6)	0.03	—	—	—	$12.33	0.24%	1.06%(4)	0.70%(4)	7%	$18,899
2015	$14.44	0.10	(1.96)	(1.86)	(0.18)	(0.10)	(0.28)	$12.30	(13.06)%	1.05%	0.80%	67%	$19,392
2014	$13.44	0.14	0.86	1.00	—	—	—	$14.44	7.44%	1.05%	0.99%	35%	$96,081
2013	$14.33	0.16	(0.83)	(0.67)	(0.22)	—	(0.22)	$13.44	(4.81)%	1.05%	1.10%	21%	$89,103
2012	$14.60	0.21	(0.20)	0.01	(0.28)	—	(0.28)	$14.33	0.03%	1.06%	1.43%	50%	$96,335
2011	$13.40	0.27	1.54	1.81	(0.53)	(0.08)	(0.61)	$14.60	13.84%	1.06%	1.94%	44%	$106,044
C Class
2016(3)	$12.22	(0.01)	0.96	0.95	—	(0.25)	(0.25)	$12.92	7.94%	1.80%(4)	(0.09)%(4)	12%	$1,137
2015(5)	$12.22	—(6)	—(6)	—(6)	—	—	—	$12.22	0.00%	1.81%(4)	(0.05)%(4)	7%	$1,211
2015	$14.34	0.01	(1.96)	(1.95)	(0.07)	(0.10)	(0.17)	$12.22	(13.67)%	1.80%	0.05%	67%	$1,580
2014	$13.45	0.03	0.86	0.89	—	—	—	$14.34	6.62%	1.80%	0.24%	35%	$3,352
2013	$14.34	0.05	(0.83)	(0.78)	(0.11)	—	(0.11)	$13.45	(5.51)%	1.80%	0.35%	21%	$5,051
2012	$14.61	0.10	(0.20)	(0.10)	(0.17)	—	(0.17)	$14.34	(0.73)%	1.81%	0.68%	50%	$7,692
2011	$13.41	0.17	1.53	1.70	(0.42)	(0.08)	(0.50)	$14.61	12.96%	1.81%	1.19%	44%	$6,603

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$12.32	0.03	0.97	1.00	—	(0.25)	(0.25)	$13.07	8.29%	1.30%(4)	0.41%(4)	12%	$157
2015(5)	$12.30	0.02	—(6)	0.02	—	—	—	$12.32	0.16%	1.31%(4)	0.45%(4)	7%	$157
2015	$14.44	0.07	(1.97)	(1.90)	(0.14)	(0.10)	(0.24)	$12.30	(13.28)%	1.30%	0.55%	67%	$179
2014	$13.47	0.10	0.87	0.97	—	—	—	$14.44	7.20%	1.30%	0.74%	35%	$231
2013	$14.36	0.12	(0.83)	(0.71)	(0.18)	—	(0.18)	$13.47	(5.03)%	1.30%	0.85%	21%	$200
2012	$14.63	0.17	(0.20)	(0.03)	(0.24)	—	(0.24)	$14.36	(0.22)%	1.31%	1.18%	50%	$246
2011	$13.43	0.24	1.53	1.77	(0.49)	(0.08)	(0.57)	$14.63	13.52%	1.31%	1.69%	44%	$208
R6 Class
2016(3)	$12.41	0.07	0.98	1.05	(0.04)	(0.25)	(0.29)	$13.17	8.64%	0.55%(4)	1.16%(4)	12%	$39,356
2015(5)	$12.35	0.05	0.01	0.06	—	—	—	$12.41	0.49%	0.56%(4)	1.20%(4)	7%	$31,370
2015	$14.50	0.16	(1.97)	(1.81)	(0.24)	(0.10)	(0.34)	$12.35	(12.63)%	0.55%	1.30%	67%	$30,516
2014(7)	$13.77	0.19	0.61	0.80	(0.07)	—	(0.07)	$14.50	5.81%	0.55%(4)	1.45%(4)	35%(8)	$7,614

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through June 30, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89223 1606

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2016